UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period :	January 1, 2017 — December 31, 2017

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Variable Trust

Annual report
12 | 31 | 17

Putnam VT
Income Fund

Message from the Trustees

February 9, 2018

Dear Shareholder:

We enter 2018 on the heels of an impressive year for global stock markets. While bond market performance was a bit uneven in 2017, stocks in most regions worldwide delivered solid advances and encountered very little volatility. As seasoned investors, we realize that benign markets like this rarely last long, and we are monitoring risks accordingly.

Although no one can predict the direction of the markets in the months ahead, Putnam’s experienced investment professionals actively seek to position their fund portfolios for all types of conditions. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors through changing markets.

In all environments, we believe investors should remain focused on time-tested strategies: maintain a well-diversified portfolio, think about long-term goals, and speak regularly with your financial advisor. In the following pages, you will find an overview of your fund’s performance for the reporting period as well as an outlook for the coming months.

Thank you for investing with Putnam.

Performance summary (as of 12/31/17)

Investment objective

High current income consistent with what Putnam Investment Management, LLC, believes to be prudent risk

Net asset value December 31, 2017

Class IA: $11.13	Class IB: $11.01

Total return at net asset value

			Bloomberg
			Barclays U.S.
(as of			Aggregate
12/31/17)	Class IA shares*	Class IB shares†	Bond Index
1 year	5.90%	5.59%	3.54%
5 years	16.59	15.10	10.95
Annualized	3.12	2.85	2.10
10 years	68.41	64.05	48.11
Annualized	5.35	5.07	4.01
Life	538.71	500.71	507.74
Annualized	6.39	6.18	6.24

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights.

Putnam VT Income Fund	1

Report from your fund’s managers

How was the investment environment for the 12-month reporting period ended December 31, 2017?

It was a solid year for many risky fixed-income assets as bond spreads narrowed, supported by positive economic momentum globally, heightened investor appetite for risk, and low volatility. The 10-year U.S. Treasury yield ended the year at 2.41%, very close to where it began in 2017. However, rates at the front end of the yield curve rose, driven mainly by the Federal Reserve’s monetary policies, causing the yield curve to flatten significantly. The Fed surprised many market participants by delivering three rate hikes during the reporting period, and it began tapering its $4.5 trillion balance sheet in October by gradually reducing its repurchases of mortgage-backed securities and U.S. Treasuries. Elsewhere internationally, several central banks either signaled or were actively engaged in monetary policy tightening because of a more positive outlook for growth and inflation.

Political developments in the United States and globally were largely positive. The U.S. Congress, with the support of the Trump administration, in December passed a comprehensive tax bill that included a reduction in the corporate tax rate to 21% from 35%. In the eurozone, the election of President Emmanuel Macron in France signaled an easing of political tensions that had previously stymied economic confidence in the region. Investors in most markets worldwide also shrugged off geopolitical tensions last year, including the escalating rhetoric between the United States and North Korea on the latter’s nuclear ambitions.

How did Putnam VT Income Fund perform in this environment?

For the 12-month period, the fund’s IA shares returned 5.90% while its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, returned 3.54%.

What were some holdings that helped fund performance?

Our mortgage-credit strategies accounted for the bulk of the fund’s outperformance versus the benchmark, led by holdings of BBB-rated mezzanine commercial mortgage-backed securities [CMBS] cash bonds and agency credit risk transfer [CRT] securities. Agency CRT spreads were driven tighter by robust investor demand and improving housing fundamentals. Similarly, exposure to pay-option adjustable-rate mortgages benefited from a positive technical environment; investor demand remained strong while there was no new supply to the market.

Within corporate credit, both investment-grade and high-yield corporate bonds provided notable contributions to the fund’s performance. These sectors were supported by a solid macroeconomic backdrop, improving growth momentum, healthy balance sheets, and a steady corporate earnings environment.

Within our prepayment strategies, both agency interest-only [IO] and home equity conversion mortgage [HECM] IO holdings proved to be positive. In the case of HECM IOs, the sector experienced a tailwind in the latter part of the year after the U.S. Department of Housing and Urban Development announced changes to the HECM program that decrease the likelihood of voluntary prepayments on existing loans.

What were some holdings that detracted from performance?

Our term-structure positioning was the primary detractor during the period. Although our U.S. rates position was somewhat tactical during the period, the steepening bias the fund maintained was a headwind as the yield curve flattened in 2017.

How did you use derivatives during the period?

Futures and interest-rate swaps were used to take tactical positions at various points along the yield curve. Futures also provided a means to hedge Treasury term-structure risk, while interest-rate swaps were used to hedge term-structure risk.

What is your market outlook for 2018?

We expect synchronized economic growth across most regions of the world in 2018, along with a relatively benign interest-rate environment. Since the pace of the decline in the size of the Fed’s balance sheet has been, and we believe will continue to be, offset by continued purchases by the European Central Bank [ECB] and the Bank of Japan, we believe there is still time before global monetary conditions become restrictive.

In 2018, we believe U.S. investment-grade corporate bonds will benefit from a solid fundamental environment, somewhat favorable technicals, and fair valuations. In our view, U.S. bond spreads, or the difference between the yield on a corporate bond and a government bond, will also be supported by positive fund flows and the ECB’s corporate bond buying programs over the near term. For the CMBS market, we believe the underlying fundamentals for commercial real estate continue to be stable as employment growth, low interest rates, and a positive GDP trajectory provide a tailwind for the sector. While we predict some regional mall-related losses, careful security selection and appropriate prices currently make most BBB-rated CMBS attractive investments.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed investments carry the risk that they may increase in value when interest rates decline and decline in value when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). The fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives

2	Putnam VT Income Fund

positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager Michael V. Salm is a Co-Head of Fixed Income at Putnam. He joined Putnam in 1997 and has been in the investment industry since 1989.

Portfolio Manager Brett S. Kozlowski, CFA, joined Putnam in 2008 and has been in the investment industry since 1997.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Income Fund	3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/17 to 12/31/17. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/16	0.59%	0.84%
Annualized expense ratio for the six-month
period ended 12/31/17*	0.57%	0.82%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/17		ended 12/31/17
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$2.90	$4.17	$2.91	$4.18
Ending value
(after
expenses)	$1,018.30	$1,016.60	$1,022.33	$1,021.07

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/17. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4	Putnam VT Income Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust
and Shareholders of Putnam VT Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio, of Putnam VT Income Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2018

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not determined the specific year we began serving as auditor.

Putnam VT Income Fund	5

The fund’s portfolio 12/31/17

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (56.1%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (10.4%)
Government National Mortgage Association
Pass-Through Certificates
5.00%, TBA, 1/1/47	$3,000,000	$3,199,453
4.70%, with due dates from 5/20/67 to 8/20/67	305,877	340,673
4.622%, 6/20/67	102,280	113,147
4.50%, TBA, 1/1/48	6,000,000	6,295,313
4.494%, 3/20/67	103,036	113,082
4.00%, TBA, 1/1/48	6,000,000	6,255,937
3.50%, with due dates from 2/20/47 to 11/20/47	4,434,279	4,599,768
3.50%, TBA, 1/1/48	1,000,000	1,034,219
3.00%, TBA, 1/1/48	4,000,000	4,036,875
		25,988,467
U.S. Government Agency Mortgage Obligations (45.7%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	986,040	1,061,665
4.00%, 9/1/45	1,478,730	1,556,074
3.50%, with due dates from 8/1/43 to 1/1/47	5,132,531	5,297,651
3.00%, with due dates from 3/1/43 to 6/1/46	1,505,790	1,512,452
Federal National Mortgage Association
Pass-Through Certificates
6.00%, TBA, 1/1/48	2,000,000	2,232,031
5.50%, TBA, 1/1/48	2,000,000	2,193,125
5.00%, 3/1/38	13,468	14,618
4.50%, with due dates from 7/1/44 to 5/1/45	1,752,479	1,881,925
4.50%, TBA, 2/1/48	1,000,000	1,062,656
4.50%, TBA, 1/1/48	1,000,000	1,063,906
4.00%, with due dates from 9/1/45 to 6/1/46	2,362,250	2,481,697
3.50%, with due dates from 7/1/43 to 6/1/56	8,571,268	8,827,601
3.50%, TBA, 2/1/48	27,000,000	27,687,658
3.50%, TBA, 1/1/48	29,000,000	29,786,173
3.00%, with due dates from 9/1/42 to 3/1/47	5,612,543	5,639,812
3.00%, TBA, 1/1/48	15,000,000	15,003,516
2.50%, TBA, 1/1/48	8,000,000	7,726,250
		115,028,810
Total U.S. government and agency mortgage
obligations (cost $141,173,552)		$141,017,277

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Notes 2.00%, 9/30/20 ∆ §	$132,000	$132,175
Total U.S. treasury obligations (cost $131,966)		$132,175

MORTGAGE-BACKED
SECURITIES (44.4%)*	Principal amount	Value

Agency collateralized mortgage obligations (17.7%)
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1,
1 Month US LIBOR + 1.70%, 3.252%, 10/25/27
(Bermuda)	$548,017	$549,387
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US
LIBOR) + 25.79%, 19.85%, 4/15/37	222,432	329,444
IFB Ser. 2976, Class LC (-3.667 x 1 Month US
LIBOR) + 24.42%, 19.004%, 5/15/35	34,106	48,205
IFB Ser. 3072, Class SM (-3.667 x 1 Month US
LIBOR) + 23.80%, 18.381%, 11/15/35	157,969	221,125
IFB Ser. 3065, Class DC (-3 x 1 Month US LIBOR)
+ 19.86%, 15.429%, 3/15/35	327,050	449,400
IFB Ser. 2990, Class LB (-2.556 x 1 Month US
LIBOR) + 16.95%, 13.171%, 6/15/34	181,611	210,487

MORTGAGE-BACKED
SECURITIES (44.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 15-DN1, Class M3, 1 Month US LIBOR
+ 4.15%, 5.702%, 1/25/25	$2,175,659	$2,345,423
IFB Ser. 4074, Class KS, IO (-1 x 1 Month US
LIBOR) + 6.70%, 5.223%, 2/15/41	1,494,098	224,115
IFB Ser. 3852, Class NT (-1 x 1 Month US LIBOR)
+ 6.00%, 4.523%, 5/15/41	401,705	394,291
Ser. 4601, Class PI, IO, 4.50%, 12/15/45	1,733,578	288,142
Ser. 4132, Class IP, IO, 4.50%, 11/15/42	1,270,615	197,199
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	566,861	107,508
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	607,205	85,011
Ser. 3707, Class PI, IO, 4.50%, 7/15/25	322,085	21,041
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class M2, 1 Month US LIBOR
+2.85%, 4.402%, 4/25/28	2,015,757	2,078,705
Structured Agency Credit Risk Debt FRN
Ser. 14-HQ3, Class M2, IO, 1 Month US LIBOR
+ 2.65%, 4.202%, 10/25/24	9,968	9,984
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA2, Class M2, 1 Month US LIBOR
+ 2.60%, 4.152%, 12/25/27	605,228	618,089
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,937,437	312,412
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	1,235,022	210,682
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA2, Class M2, 1 Month US LIBOR
+ 2.20%, 3.752%, 10/25/28	365,832	369,965
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	1,748,226	285,136
Ser. 4663, Class KI, IO, 3.50%, 11/15/42	3,440,966	373,276
Ser. 4182, Class GI, IO, 3.00%, 1/15/43	2,756,259	208,462
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	1,475,690	165,115
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	3,477,015	343,912
Ser. 4176, Class DI, IO, 3.00%, 12/15/42	3,299,815	334,799
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,350,867	121,173
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	1,356,270	122,816
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M1, 1 Month US LIBOR
+ 1.20%, 2.752%, 11/25/28	144,431	144,581
Ser. 315, PO, zero %, 9/15/43	2,289,394	1,871,753
Ser. 3835, Class FO, PO, zero %, 4/15/41	1,206,473	1,046,933
Ser. 3369, Class BO, PO, zero %, 9/15/37	6,231	5,184
Ser. 3391, PO, zero %, 4/15/37	37,196	31,508
Ser. 3300, PO, zero %, 2/15/37	49,720	42,913
Ser. 3175, Class MO, PO, zero %, 6/15/36	10,378	8,680
Ser. 3210, PO, zero %, 5/15/36	18,069	16,434
Ser. 3326, Class WF, zero %, 10/15/35 W	6,314	4,658
FRB Ser. 3117, Class AF, 1 Month US LIBOR
+ 0.00%, zero %, 2/15/36	6,877	5,128
Federal National Mortgage Association
IFB Ser. 06-62, Class PS (-6 x 1 Month US LIBOR)
+ 39.90%, 30.587%, 7/25/36	137,099	239,415
IFB Ser. 06-8, Class HP (-3.667 x 1 Month US
LIBOR) + 24.57%, 18.876%, 3/25/36	194,793	293,239
IFB Ser. 07-53, Class SP (-3.667 x 1 Month US
LIBOR) + 24.20%, 18.509%, 6/25/37	135,119	192,193
IFB Ser. 05-122, Class SE (-3.5 x 1 Month US
LIBOR) + 23.10%, 17.668%, 11/25/35	252,429	329,394
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR)
+ 20.25%, 15.594%, 8/25/35	126,471	159,265
IFB Ser. 05-106, Class JC (-3.101 x 1 Month US
LIBOR) + 20.12%, 15.311%, 12/25/35	168,463	239,419
IFB Ser. 05-83, Class QP (-2.6 x 1 Month US
LIBOR) + 17.39%, 13.358%, 11/25/34	39,737	47,037

6	Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (44.4%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 11-4, Class CS (-2 x 1 Month US LIBOR)
+ 12.90%, 9.796%, 5/25/40	$197,781	$226,637
Connecticut Avenue Securities FRB Ser. 14-C04,
Class 1M2, 1 Month US LIBOR + 4.90%, 6.452%,
11/25/24	438,532	500,132
IFB Ser. 10-35, Class SG, IO (-1 x 1 Month US
LIBOR) + 6.40%, 4.848%, 4/25/40	878,022	164,629
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	2,520,565	427,614
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	1,289,248	147,600
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	3,607,218	718,165
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	1,271,635	216,955
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	1,827,891	241,471
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	1,378,569	189,356
Connecticut Avenue Securities FRB
Ser. 16-C03, Class 1M1, 1 Month US LIBOR
+ 2.00%, 3.552%, 10/25/28	1,350,155	1,371,495
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	1,105,677	146,985
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	1,164,686	125,850
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	3,791,964	359,433
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	1,765,702	140,621
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	2,077,871	153,629
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	1,098,572	67,848
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	1,320,823	82,254
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	2,866,903	301,160
Ser. 07-64, Class LO, PO, zero %, 7/25/37	16,650	15,268
Ser. 372, Class 1, PO, zero %, 8/25/36	26,571	23,738
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	1,254,958	233,146
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	1,036,543	218,648
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,526,815	309,180
Ser. 14-76, IO, 5.00%, 5/20/44	917,135	190,448
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	1,341,289	262,916
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	764,988	163,095
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	51,061	3,636
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40	117,780	9,243
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	492,752	105,892
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	3,885,713	835,428
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,041,289	434,019
IFB Ser. 13-129, Class SN, IO (-1 x 1 Month US
LIBOR) + 6.15%, 4.649%, 9/20/43	593,611	94,052
IFB Ser. 11-17, Class S, IO (-1 x 1 Month US
LIBOR) + 6.05%, 4.549%, 2/20/41	2,359,510	350,253
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	1,506,476	284,347
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	432,262	65,397
Ser. 12-129, IO, 4.50%, 11/16/42	915,631	206,804
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	779,430	151,521
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	769,915	149,903
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	840,477	191,570
Ser. 11-116, Class IA, IO, 4.50%, 10/20/39	549,474	49,453
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	1,398,668	144,077
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	2,112,112	377,878
Ser. 15-94, IO, 4.00%, 7/20/45	358,054	79,058
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	559,563	75,178
Ser. 15-60, Class IP, IO, 4.00%, 4/20/45	2,040,036	369,287
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,937,377	421,186
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,811,273	283,011
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	2,275,284	405,456
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	1,000,137	139,447
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	1,039,963	168,305
Ser. 13-4, Class IC, IO, 4.00%, 9/20/42	1,277,144	289,014

MORTGAGE-BACKED
SECURITIES (44.4%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	$1,588,886	$286,482
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	998,781	149,024
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	1,200,755	112,777
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	998,660	56,224
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	3,494,873	380,592
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	1,621,797	198,184
Ser. 15-77, Class DI, IO, 3.50%, 5/20/45	1,223,454	181,561
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	2,359,575	303,795
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	2,022,310	201,217
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	898,152	135,001
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,106,204	164,769
Ser. 12-136, IO, 3.50%, 11/20/42	1,760,400	358,125
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,315,754	279,807
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41	1,182,196	156,446
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41	1,178,514	122,688
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,979,780	253,412
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39	771,809	67,688
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	2,742,142	260,503
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	2,513,703	266,933
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	933,848	87,221
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	869,093	64,400
Ser. 16-H23, Class NI, IO, 2.449%, 10/20/66 W	7,234,831	939,081
Ser. 16-H27, Class BI, IO, 2.413%, 12/20/66 W	1,798,418	233,794
Ser. 16-H24, Class JI, IO, 2.347%, 11/20/66 W	1,448,502	190,116
Ser. 17-H08, Class NI, IO, 2.23%, 3/20/67 W	4,117,439	532,797
FRB Ser. 15-H16, Class XI, IO, 2.228%, 7/20/65	1,780,175	200,092
Ser. 17-H18, Class CI, IO, 2.221%, 9/20/67 W	2,700,404	405,061
Ser. 15-H13, Class AI, IO, 2.145%, 6/20/65 W	4,453,976	462,100
Ser. 15-H25, Class CI, IO, 2.098%, 10/20/65 W	2,604,617	268,015
Ser. 16-H11, Class HI, IO, 2.083%, 1/20/66 W	3,434,283	356,307
Ser. 17-H12, Class QI, IO, 2.065%, 5/20/67 W	3,500,086	442,768
Ser. 15-H15, Class JI, IO, 1.945%, 6/20/65 W	1,948,226	207,876
Ser. 17-H09, Class DI, IO, 1.899%, 3/20/67 W	3,937,077	399,613
Ser. 15-H12, Class AI, IO, 1.851%, 5/20/65 W	3,118,419	307,345
Ser. 16-H06, Class AI, IO, 1.829%, 2/20/66	3,934,437	379,433
Ser. 15-H20, Class AI, IO, 1.82%, 8/20/65 W	1,559,258	153,899
Ser. 15-H04, Class AI, IO, 1.816%, 12/20/64 W	3,800,893	337,329
Ser. 15-H10, Class CI, IO, 1.808%, 4/20/65 W	1,869,196	192,234
Ser. 15-H12, Class GI, IO, 1.792%, 5/20/65 W	3,640,041	345,076
Ser. 17-H10, Class MI, IO, 1.764%, 4/20/67 W	3,964,408	431,328
Ser. 16-H04, Class KI, IO, 1.73%, 2/20/66 W	3,455,722	289,417
Ser. 16-H02, Class HI, IO, 1.729%, 1/20/66 W	8,177,217	753,939
Ser. 15-H12, Class EI, IO, 1.696%, 4/20/65 W	4,115,172	364,193
Ser. 15-H09, Class BI, IO, 1.692%, 3/20/65 W	2,443,108	212,673
Ser. 16-H14, IO, 1.675%, 6/20/66 W	4,750,121	381,639
Ser. 15-H01, Class CI, IO, 1.638%, 12/20/64 W	2,915,882	168,168
Ser. 15-H22, Class EI, IO, 1.619%, 8/20/65 W	1,556,199	98,352
Ser. 15-H17, Class CI, IO, 1.615%, 6/20/65 W	3,114,173	180,918
Ser. 15-H25, Class AI, IO, 1.614%, 9/20/65 W	3,350,060	287,100
Ser. 17-H14, Class EI, IO, 1.584%, 6/20/67 W	5,360,786	482,471
Ser. 15-H28, Class DI, IO, 1.549%, 8/20/65 W	3,214,281	234,244
Ser. 14-H08, Class CI, IO, 1.489%, 3/20/64 W	3,788,125	224,590
Ser. 14-H11, Class GI, IO, 1.483%, 6/20/64 W	6,983,581	543,588
Ser. 14-H07, Class BI, IO, 1.458%, 5/20/64 W	6,337,157	530,737
Ser. 10-H19, Class GI, IO, 1.41%, 8/20/60 W	4,546,795	281,965
Ser. 10-151, Class KO, PO, zero %, 6/16/37	130,618	110,509
Ser. 06-36, Class OD, PO, zero %, 7/16/36	3,498	2,930
		44,403,272

Putnam VT Income Fund	7

MORTGAGE-BACKED
SECURITIES (44.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities (17.4%)
Banc of America Commercial Mortgage Trust FRB
Ser. 07-1, Class XW, IO, 0.412%, 1/15/49 W	$918,060	$3,115
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.051%, 7/10/42 W	212,222	57
FRB Ser. 07-5, Class XW, IO, 0.047%, 2/10/51 W	2,196,411	1
Banc of America Merrill Lynch Commercial
Mortgage, Inc. FRB Ser. 05-1, Class B, 5.504%,
11/10/42 W	446,649	358,932
Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.43%, 11/10/41 W	662,716	4,739
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42 W	8,165,142	8
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.535%, 1/12/45 W	534,000	480,600
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41 W	36,615	4
Bear Stearns Commercial Mortgage Securities
Trust 144A
FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39 W	1,163,250	909,336
FRB Ser. 06-PW14, Class X1, IO, 0.335%,
12/11/38 W	362,174	5,252
Capmark Mortgage Securities, Inc. FRB Ser. 97-C1,
Class X, IO, 1.441%, 7/15/29 W	328,081	6,243
CD Commercial Mortgage Trust 144A FRB
Ser. 07-CD4, Class XW, IO, 0.553%, 12/11/49 W	408,359	37
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.754%, 12/15/47 W	241,000	241,492
FRB Ser. 11-C2, Class E, 5.754%, 12/15/47 W	597,000	585,816
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.414%,
11/10/46 W	5,619,328	218,030
FRB Ser. 14-GC19, Class XA, IO, 1.196%,
3/10/47 W	14,500,596	740,545
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC21, Class D, 4.835%, 5/10/47 W	965,000	862,926
FRB Ser. 12-GC8, Class XA, IO, 1.814%,
9/10/45 W	3,584,697	231,715
COBALT CMBS Commercial Mortgage Trust FRB
Ser. 07-C3, Class AJ, 5.839%, 5/15/46 W	550,262	561,022
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.735%,
5/10/47 W	795,000	778,791
FRB Ser. 14-UBS6, Class C, 4.465%,
12/10/47 W	234,000	234,283
FRB Ser. 12-CR1, Class XA, IO, 1.878%,
5/15/45 W	3,299,187	220,311
FRB Ser. 14-LC15, Class XA, IO, 1.324%,
4/10/47 W	6,009,179	296,253
FRB Ser. 14-CR19, Class XA, IO, 1.224%,
8/10/47 W	8,929,148	448,261
FRB Ser. 14-CR16, Class XA, IO, 1.172%,
4/10/47 W	1,819,661	81,272
FRB Ser. 13-CR11, Class XA, IO, 1.126%,
8/10/50 W	9,312,524	441,149
FRB Ser. 14-UBS6, Class XA, IO, 1.019%,
12/10/47 W	9,726,269	458,720
COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719%, 8/10/46 W	542,000	367,825
Ser. 14-CR18, Class E, 3.60%, 7/15/47	775,000	497,083

MORTGAGE-BACKED
SECURITIES (44.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class XA, IO, 2.214%,
12/10/44 W	$8,709,862	$567,125
FRB Ser. 06-C8, Class XS, IO, 0.655%,
12/10/46 W	2,822,287	132
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 6.073%, 9/15/39 W	302,535	305,939
FRB Ser. 07-C2, Class AX, IO, 0.041%, 1/15/49 W	4,452,917	178
Credit Suisse First Boston Mortgage
Securities Corp. 144A Ser. 98-C1, Class F,
6.00%, 5/17/40	22,778	22,826
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.798%, 4/15/50 W	537,000	470,695
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A,
Class D, 5.34%, 8/10/44 W	817,000	852,523
GE Capital Commercial Mortgage Corp. 144A FRB
Ser. 05-C3, Class XC, IO, 0.074%, 7/10/45 W	1,331,808	8
GE Commercial Mortgage Corp. Trust 144A FRB
Ser. 07-C1, Class XC, IO, 0.253%, 12/10/49 W	17,104,962	34,576
GMAC Commercial Mortgage Securities, Inc. Trust
144A FRB Ser. 05-C1, Class X1, IO, 0.982%,
5/10/43 W	152,260	10
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.944%, 1/10/47 W	719,000	746,682
FRB Ser. 13-GC12, Class XA, IO, 1.525%,
6/10/46 W	4,385,768	270,067
FRB Ser. 14-GC18, Class XA, IO, 1.117%,
1/10/47 W	6,642,750	307,559
FRB Ser. 14-GC22, Class XA, IO, 1.021%,
6/10/47 W	19,200,198	888,969
FRB Ser. 14-GC24, Class XA, IO, 0.835%,
9/10/47 W	5,043,235	201,729
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.051%, 8/10/43 W	288,000	296,429
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45 W	139,000	132,694
FRB Ser. 14-GC18, Class D, 4.944%, 1/10/47 W	281,000	241,941
FRB Ser. 13-GC12, Class D, 4.442%, 6/10/46 W	256,000	227,441
FRB Ser. 13-GC10, Class E, 4.412%, 2/10/46 W	538,000	422,847
FRB Ser. 11-GC5, Class XA, IO, 1.353%, 8/10/44 W	5,994,510	236,885
GS Mortgage Securities Trust FRB Ser. 13-GC10,
Class XA, IO, 1.557%, 2/10/46 W	6,986,562	438,057
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.569%, 8/15/46 W	301,000	306,015
FRB Ser. 14-C25, Class XA, IO, 0.968%,
11/15/47 W	3,914,184	179,082
FRB Ser. 14-C22, Class XA, IO, 0.92%, 9/15/47 W	11,684,274	537,715
FRB Ser. 13-C17, Class XA, IO, 0.859%, 1/15/47 W	7,135,158	262,645
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.569%, 8/15/46 W	399,000	328,125
FRB Ser. C14, Class D, 4.569%, 8/15/46 W	828,000	733,561
FRB Ser. 14-C26, Class D, 3.924%, 1/15/48 W	508,000	433,233
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	517,000	318,439
JPMorgan Chase Commercial Mortgage
Securities Corp. FRB Ser. 12-LC9, Class XA, IO,
1.56%, 12/15/47 W	5,409,332	316,338
JPMorgan Chase Commercial Mortgage
Securities Trust
FRB Ser. 13-LC11, Class XA, IO, 1.34%, 4/15/46 W 5,101,688		275,644
FRB Ser. 13-C16, Class XA, IO, 1.108%,
12/15/46 W	6,608,110	251,841

8	Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (44.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage
Securities Trust
FRB Ser. 06-LDP8, Class X, IO, 0.308%, 5/15/45 W	$663,599	$11
FRB Ser. 07-LDPX, Class X, IO, 0.141%, 1/15/49 W	3,542,337	25,940
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class B, 6.277%, 2/12/51 W	25,280	25,280
FRB Ser. 07-CB20, Class E, 6.277%, 2/12/51 W	350,000	350,875
FRB Ser. 10-C1, Class D, 6.194%, 6/15/43 W	731,000	432,387
FRB Ser. 11-C3, Class E, 5.631%, 2/15/46 W	488,000	487,395
FRB Ser. 11-C3, Class F, 5.631%, 2/15/46 W	635,000	632,403
FRB Ser. 11-C5, Class D, 5.408%, 8/15/46 W	375,000	374,441
FRB Ser. 12-C6, Class E, 5.136%, 5/15/45 W	588,000	525,805
FRB Ser. 12-C8, Class D, 4.654%, 10/15/45 W	413,000	403,905
FRB Ser. 12-LC9, Class D, 4.372%, 12/15/47 W	127,000	130,216
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	498,000	354,995
FRB Ser. 05-CB12, Class X1, IO, 0.376%,
9/12/37 W	1,276,667	2,506
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43 W	523,094	5
LB Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41%, 6/15/31	44,747	45,002
LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482%,
9/15/39 (In default) † W	571,000	51,276
FRB Ser. 06-C6, Class B, 5.472%,
9/15/39 (In default) † W	687,000	52,730
FRB Ser. 07-C2, Class XW, IO, 0.26%, 2/15/40 W	263,243	40
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.353%,
11/15/40 W	1,592,820	8,104
FRB Ser. 07-C2, Class XCL, IO, 0.26%,
2/15/40 W	5,703,548	857
FRB Ser. 05-C2, Class XCL, IO, 0.195%,
4/15/40 W	872,779	57
LSTAR Commercial Mortgage Trust 144A FRB
Ser. 15-3, Class C, 3.113%, 4/20/48 W	435,000	384,827
Merrill Lynch Mortgage Trust FRB Ser. 08-C1,
Class AJ, 6.448%, 2/12/51 W	207,000	207,725
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.673%,
8/12/39 W	284,332	1,236
FRB Ser. 05-MCP1, Class XC, IO, 0.003%,
6/12/43 W	535,997	—
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321%, 1/15/37 W	24,793	124
FRB Ser. 05-C3, Class X, IO, 6.755%, 5/15/44 W	18,810	856
FRB Ser. 06-C4, Class X, IO, 6.377%, 7/15/45 W	96,166	7,212
ML-CFC Commercial Mortgage Trust 144A FRB
Ser. 06-4, Class XC, IO, 0.514%, 12/12/49 W	1,693,394	14,055
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.39%, 2/15/46 W	8,818,635	505,528
FRB Ser. 14-C17, Class XA, IO, 1.232%,
8/15/47 W	4,955,551	230,879
FRB Ser. 15-C25, Class XA, IO, 1.135%,
10/15/48 W	3,660,341	237,062
FRB Ser. 13-C12, Class XA, IO, 0.874%,
10/15/46 W	15,519,041	413,842
Morgan Stanley Bank of America Merrill Lynch
Trust 144A
Ser. 14-C17, Class D, 4.697%, 8/15/47 W	778,000	661,331
FRB Ser. 12-C6, Class F, 4.575%, 11/15/45 W	508,000	408,379

MORTGAGE-BACKED
SECURITIES (44.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch
Trust 144A
FRB Ser. 13-C11, Class D, 4.369%, 8/15/46 W	$562,000	$505,800
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46 W	893,000	721,990
Ser. 14-C17, Class E, 3.50%, 8/15/47	474,000	308,371
FRB Ser. 13-C13, Class XB, IO, 0.152%,
11/15/46 W	55,988,000	419,910
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44 W	226,132	225,273
FRB Ser. 16-BNK2, Class XA, IO, 1.114%,
11/15/49 W	4,060,062	281,078
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.313%, 1/11/43 W	320,000	308,800
FRB Ser. 12-C4, Class XA, IO, 2.095%, 3/15/45 W	4,350,530	302,307
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38	847,587	47,166
UBS Commercial Mortgage Trust 144A FRB
Ser. 12-C1, Class XA, IO, 2.081%, 5/10/45 W	3,963,492	287,156
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.894%, 5/10/63 W	629,000	419,030
FRB Ser. 12-C2, Class E, 4.894%, 5/10/63 W	816,000	678,039
Ser. 13-C6, Class E, 3.50%, 4/10/46	421,000	292,320
FRB Ser. 12-C2, Class XA, IO, 1.343%, 5/10/63 W	10,798,325	526,441
FRB Ser. 13-C6, Class XA, IO, 1.228%, 4/10/46 W	5,926,841	286,847
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.027%, 6/15/45 W	211,081	190,712
FRB Ser. 06-C29, IO, 0.201%, 11/15/48 W	1,353,767	54
FRB Ser. 07-C34, IO, 0.149%, 5/15/46 W	1,570,885	1,100
Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 06-C26, Class XC, IO, 0.051%, 6/15/45 W	1,014,538	203
Wells Fargo Commercial Mortgage Trust FRB
Ser. 14-LC16, Class XA, IO, 1.365%, 8/15/50 W	10,072,249	522,750
Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class D, 4.765%, 10/15/45 W	1,057,000	1,004,298
Ser. 14-LC16, Class D, 3.938%, 8/15/50	305,000	252,629
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C17, Class C, 5.123%, 12/15/46 W	600,000	631,374
FRB Ser. 14-C24, Class XA, IO, 0.952%,
11/15/47 W	7,377,913	344,687
FRB Ser. 14-C22, Class XA, IO, 0.911%,
9/15/57 W	18,149,127	771,519
FRB Ser. 13-C14, Class XA, IO, 0.801%,
6/15/46 W	23,643,375	741,929
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.653%, 2/15/44 W	793,000	793,485
Ser. 11-C4, Class E, 5.247%, 6/15/44 W	394,000	353,341
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	402,000	342,344
FRB Ser. 14-C19, Class E, 4.971%, 3/15/47 W	858,000	633,037
FRB Ser. 12-C7, Class D, 4.825%, 6/15/45 W	231,000	214,936
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	645,000	480,907
FRB Ser. 13-C15, Class D, 4.481%, 8/15/46 W	919,000	793,901
FRB Ser. 12-C10, Class D, 4.448%, 12/15/45 W	1,274,000	1,133,661
Ser. 14-C19, Class D, 4.234%, 3/15/47	211,000	183,191
Ser. 13-C12, Class E, 3.50%, 3/15/48	662,000	489,347
FRB Ser. 12-C9, Class XA, IO, 1.962%, 11/15/45 W	4,685,761	342,435
FRB Ser. 11-C5, Class XA, IO, 1.755%, 11/15/44 W	4,363,134	227,712
FRB Ser. 12-C10, Class XA, IO, 1.581%, 12/15/45 W	7,023,654	435,677
FRB Ser. 13-C12, Class XA, IO, 1.307%, 3/15/48 W	3,278,137	169,423
FRB Ser. 13-C11, Class XA, IO, 1.23%, 3/15/45 W	6,291,147	310,596
FRB Ser. 12-C9, Class XB, IO, 0.697%, 11/15/45 W	8,807,000	269,494
		43,864,324

Putnam VT Income Fund	9

MORTGAGE-BACKED
SECURITIES (44.4%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) (9.3%)
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2,
2.072%, 1/26/46 W	$1,300,000	$1,184,707
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2,
1 Month US LIBOR + 3.35%, 4.902%, 10/25/27
(Bermuda)	1,530,000	1,545,300
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA1, Class M3, 1 Month US LIBOR
+ 6.35%, 7.902%, 9/25/28	1,155,080	1,413,253
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, 1 Month US LIBOR
+ 5.15%, 6.702%, 11/25/28	586,000	687,042
FRB Ser. 16-DNA3, Class M3, 1 Month US LIBOR
+ 5.00%, 6.552%, 12/25/28	710,000	826,968
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA2, Class M3, 1 Month US LIBOR
+ 4.65%, 6.202%, 10/25/28	801,000	912,507
Structured Agency Credit Risk Debt FRN
Ser. 13-DN2, Class M2, 1 Month US LIBOR
+ 4.25%, 5.802%, 11/25/23	320,000	355,201
Structured Agency Credit Risk Debt FRN
Ser. 14-DN2, Class M3, 1 Month US LIBOR
+ 3.60%, 5.152%, 4/25/24	310,000	344,974
FRB Ser. 17-HQA1, Class M2, 1 Month US LIBOR
+ 3.55%, 5.102%, 8/25/29	401,000	430,793
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 16-C01, Class 2M2, 1 Month US LIBOR
+ 6.95%, 8.502%, 8/25/28	1,200,000	1,419,445
Connecticut Avenue Securities FRB
Ser. 16-C02, Class 1M2, 1 Month US LIBOR
+ 6.00%, 7.552%, 9/25/28	1,107,000	1,304,163
Connecticut Avenue Securities FRB
Ser. 16-C03, Class 2M2, 1 Month US LIBOR
+ 5.90%, 7.452%, 10/25/28	1,729,690	2,001,633
Connecticut Avenue Securities FRB
Ser. 15-C04, Class 2M2, 1 Month US LIBOR
+ 5.55%, 7.102%, 4/25/28	213,042	239,015
Connecticut Avenue Securities FRB
Ser. 16-C03, Class 1M2, 1 Month US LIBOR
+ 5.30%, 6.852%, 10/25/28	2,192,000	2,556,373
Connecticut Avenue Securities FRB
Ser. 16-C06, Class 1M2, 1 Month US LIBOR
+ 4.25%, 5.802%, 4/25/29	100,000	113,139
Connecticut Avenue Securities FRB
Ser. 15-C02, Class 2M2, 1 Month US LIBOR
+ 4.00%, 5.552%, 5/25/25	282,985	300,612
Connecticut Avenue Securities FRB
Ser. 17-C01, Class 1M2, 1 Month US LIBOR
+ 3.55%, 5.102%, 7/25/29	1,115,000	1,200,124
Connecticut Avenue Securities FRB
Ser. 17-C06, Class 2M2, 1 Month US LIBOR
+ 2.80%, 4.352%, 2/25/30	110,000	114,161
Connecticut Avenue Securities FRB
Ser. 14-C02, Class 1M2, 1 Month US LIBOR
+ 2.60%, 4.152%, 5/25/24	480,000	509,129
FIRSTPLUS Home Loan Owner Trust Ser. 97-3,
Class B1, 7.79%, 11/10/23 (In default) †	77,731	8
Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB1, 0.598%, 8/26/47	180,000	149,400
NovaStar Mortgage Funding Trust FRB Ser. 04-2,
Class M4, 1 Month US LIBOR + 1.80%, 3.352%,
9/25/34	563,696	569,355

MORTGAGE-BACKED
SECURITIES (44.4%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Structured Asset Securities Corp. Mortgage Loan
Trust FRB Ser. 06-AM1, Class A4, 1 Month US
LIBOR + 0.16%, 1.712%, 4/25/36	$368,629	$364,567
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, 1 Month US LIBOR
+ 0.80%, 2.352%, 1/25/45	189,918	182,521
FRB Ser. 05-AR11, Class A1C3, 1 Month US LIBOR
+ 0.51%, 2.062%, 8/25/45	496,101	495,618
FRB Ser. 05-AR13, Class A1C4, 1 Month
US LIBOR + 0.43%, 1.982%, 10/25/45	2,772,359	2,651,890
FRB Ser. 05-AR17, Class A1B2, 1 Month
US LIBOR + 0.41%, 1.962%, 12/25/45	1,439,846	1,363,390
Wells Fargo Mortgage Backed Securities Trust FRB
Ser. 05-AR16, Class 6A4, 3.446%, 10/25/35 W	143,610	144,708
		23,379,996

Total mortgage-backed securities (cost $112,674,577)		$111,647,592

CORPORATE BONDS
AND NOTES (29.6%)*	Principal amount	Value

Basic materials (1.6%)
Agrium, Inc. sr. unsec. unsub. notes 5.25%,
1/15/45 (Canada)	$46,000	$53,520
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 5.875%, 6/15/21
(Germany)	184,000	201,424
Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4.625%,
11/15/22 (Germany)	50,000	52,906
CF Industries, Inc. 144A company
guaranty sr. notes 4.50%, 12/1/26	920,000	959,019
Eastman Chemical Co. sr. unsec. notes 3.80%,
3/15/25	311,000	323,293
Georgia-Pacific, LLC sr. unsec.
unsub. notes 7.75%, 11/15/29	70,000	98,394
Georgia-Pacific, LLC 144A company
guaranty sr. unsec. notes 5.40%, 11/1/20	110,000	118,637
Glencore Finance Canada, Ltd. 144A company
guaranty sr. unsec. unsub. notes 6.00%, 11/15/41
(Canada)	13,000	15,145
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	20,000	21,116
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	135,000	136,356
International Paper Co. sr. unsec.
unsub. notes 3.00%, 2/15/27	95,000	92,107
Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.45%, 6/1/27	466,000	473,454
Sherwin-Williams Co. (The) sr. unsec.
unsub. notes 2.75%, 6/1/22	50,000	49,806
Steel Dynamics, Inc. 144A company
guaranty sr. unsec. notes 4.125%, 9/15/25	580,000	582,176
Westlake Chemical Corp. company
guaranty sr. unsec. unsub. bonds 4.375%,
11/15/47	71,000	73,735
Westlake Chemical Corp. company
guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	274,000	275,582
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 8.20%, 1/15/30	230,000	323,349
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 7.95%, 2/15/31	39,000	54,841
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%,
3/15/32 R	177,000	244,487
		4,149,347

10	Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (29.6%)* cont.	Principal amount	Value

Capital goods (0.7%)
Johnson Controls International PLC sr. unsec.
unsub. bonds 4.50%, 2/15/47	$135,000	$148,309
L3 Technologies, Inc. company guaranty sr. unsec.
bonds 3.85%, 12/15/26	35,000	35,991
Legrand France SA sr. unsec. unsub. notes 8.50%,
2/15/25 (France)	308,000	398,155
Medtronic, Inc. company guaranty sr. unsec.
sub. notes 4.375%, 3/15/35	61,000	68,766
Northrop Grumman Systems Corp. company
guaranty sr. unsec. unsub. notes 7.875%, 3/1/26	55,000	71,853
Republic Services, Inc. company
guaranty sr. unsec. unsub. notes 3.80%, 5/15/18	110,000	110,756
Rockwell Collins, Inc. sr. unsec. bonds 4.35%,
4/15/47	798,000	866,683
		1,700,513
Communication services (2.7%)
American Tower Corp. sr. unsec. notes 4.00%,
6/1/25 R	235,000	243,512
American Tower Corp. sr. unsec.
unsub. bonds 3.55%, 7/15/27 R	137,000	135,999
American Tower Corp. sr. unsec.
unsub. bonds 3.375%, 10/15/26 R	25,000	24,562
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	235,000	229,841
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	825,000	841,019
AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25	235,000	231,040
CC Holdings GS V, LLC/Crown Castle GS III Corp.
company guaranty sr. notes 3.849%, 4/15/23	61,000	62,933
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 6.484%, 10/23/45	304,000	354,443
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. notes 4.908%, 7/23/25	83,000	88,244
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 5.375%, 5/1/47	714,000	732,099
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.999%, 11/1/49	236,000	241,669
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	90,000	121,562
Comcast Corp. company guaranty sr. unsec.
unsub. notes 3.15%, 3/1/26	380,000	382,821
Cox Communications, Inc. 144A sr. unsec.
bonds 3.50%, 8/15/27	322,000	317,605
Crown Castle International Corp. sr. unsec.
bonds 3.65%, 9/1/27 R	106,000	105,740
Crown Castle International Corp. sr. unsec.
notes 5.25%, 1/15/23 R	50,000	54,747
Crown Castle International Corp. sr. unsec.
notes 4.875%, 4/15/22 R	43,000	46,196
Crown Castle International Corp. sr. unsec.
notes 4.75%, 5/15/47 R	110,000	115,796
Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883%, 8/15/20	429,000	448,678
Rogers Communications, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 3/15/43
(Canada)	95,000	101,697
Sprint Spectrum Co., LLC/Sprint Spectrum Co.
II, LLC/Sprint Spectrum Co. III, LLC 144A
company guaranty sr. notes 3.36%, 9/20/21	450,000	452,813
Telecom Italia SpA 144A sr. unsec. notes 5.303%,
5/30/24 (Italy)	250,000	266,875

CORPORATE BONDS
AND NOTES (29.6%)* cont.	Principal amount	Value

Communication services cont.
Telefonica Emisiones SAU company
guaranty sr. unsec. unsub. notes 7.045%, 6/20/36
(Spain)	$75,000	$100,349
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.522%, 9/15/48	169,000	166,405
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.40%, 11/1/34	85,000	86,618
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.125%, 3/16/27	120,000	125,126
Verizon Communications, Inc. sr. unsec.
unsub. notes 2.625%, 8/15/26	300,000	282,567
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	465,000	485,925
		6,846,881
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRB Ser. D,
5.00%, perpetual maturity	207,000	213,728
		213,728
Consumer cyclicals (3.9%)
21st Century Fox America, Inc. company
guaranty sr. unsec. notes 7.85%, 3/1/39	194,000	296,479
21st Century Fox America, Inc. company
guaranty sr. unsec. notes 7.75%, 1/20/24	110,000	136,094
21st Century Fox America, Inc. company
guaranty sr. unsec. unsub. notes 7.75%, 12/1/45	227,000	360,116
Alimentation Couche-Tard, Inc. 144A company
guaranty sr. unsec. notes 3.55%, 7/26/27
(Canada)	201,000	200,821
Amazon.com, Inc. 144A sr. unsec. bonds 4.05%,
8/22/47	150,000	161,658
Amazon.com, Inc. 144A sr. unsec. notes 3.15%,
8/22/27	395,000	395,595
Autonation, Inc. company guaranty sr. unsec.
notes 4.50%, 10/1/25	30,000	31,397
Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 2/1/20	188,000	198,432
CBS Corp. company guaranty sr. unsec.
unsub. bonds 2.90%, 1/15/27	143,000	133,569
CBS Corp. company guaranty sr. unsec.
unsub. notes 4.60%, 1/15/45	820,000	836,084
CBS Corp. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/26	25,000	25,550
D.R. Horton, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 8/15/23	120,000	134,620
Dollar General Corp. sr. unsec. sub. notes 3.25%,
4/15/23	135,000	136,821
Ecolab, Inc. 144A sr. unsec. unsub. bonds 3.25%,
12/1/27	925,000	925,492
Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.00%, 2/15/26	25,000	26,733
Ford Motor Co. sr. unsec. unsub. notes 4.346%,
12/8/26	427,000	445,183
General Motors Co. sr. unsec. notes 4.875%,
10/2/23	130,000	140,683
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	212,000	215,612
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	38,557
Grupo Televisa SAB sr. unsec.
unsub. bonds 6.625%, 1/15/40 (Mexico)	280,000	344,367
Hilton Domestic Operating Co., Inc. company
guaranty sr. unsec. sub. notes 4.25%, 9/1/24	50,000	50,500

Putnam VT Income Fund	11

CORPORATE BONDS
AND NOTES (29.6%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27	$455,000	$476,044
Host Hotels & Resorts LP sr. unsec.
unsub. notes 6.00%, 10/1/21 R	78,000	85,745
Host Hotels & Resorts LP sr. unsec.
unsub. notes 5.25%, 3/15/22 R	37,000	39,841
Hyatt Hotels Corp. sr. unsec.
unsub. notes 3.375%, 7/15/23	79,000	80,615
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	825,000	871,407
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)	167,000	167,418
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	184,000	184,158
Moody’s Corp. 144A sr. unsec. bonds 3.25%, 1/15/28	261,000	258,025
NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	90,000	94,196
O’Reilly Automotive, Inc. company
guaranty sr. unsec. notes 3.85%, 6/15/23	82,000	85,810
O’Reilly Automotive, Inc. company
guaranty sr. unsec. sub. notes 3.55%, 3/15/26	95,000	95,979
Omnicom Group, Inc. company guaranty sr. unsec.
unsub. notes 3.60%, 4/15/26	130,000	131,518
Priceline Group, Inc. (The) sr. unsec.
notes 3.65%, 3/15/25	56,000	56,917
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	199,000	209,118
S&P Global, Inc. company guaranty sr. unsec.
unsub. notes 4.40%, 2/15/26	145,000	157,109
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	755,000	755,000
Standard Industries, Inc. 144A sr. unsec.
notes 5.00%, 2/15/27	115,000	117,588
Time Warner, Inc. company guaranty sr. unsec.
unsub. bonds 3.80%, 2/15/27	100,000	99,905
Time Warner, Inc. company guaranty sr. unsec.
unsub. bonds 2.95%, 7/15/26	85,000	80,394
Vulcan Materials Co. sr. unsec.
unsub. notes 4.50%, 4/1/25	40,000	42,536
Wyndham Worldwide Corp. sr. unsec.
unsub. bonds 4.50%, 4/1/27	390,000	396,305
		9,719,991
Consumer staples (1.8%)
Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/31/24	120,000	127,286
Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	572,000	662,942
Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26	65,000	67,079
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	100,000	115,752
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	535,000	543,025
Bacardi, Ltd. 144A unsec. notes 4.50%, 1/15/21
(Bermuda)	345,000	363,460
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	80,000	85,690
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	26,266	29,122
CVS Pass-Through Trust 144A sr. mtge.
notes 7.507%, 1/10/32	643,449	788,607
CVS Pass-Through Trust 144A sr. mtge.
notes 4.704%, 1/10/36	119,936	127,184
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. bonds 4.50%, 2/15/45	40,000	41,091

CORPORATE BONDS
AND NOTES (29.6%)* cont.	Principal amount	Value

Consumer staples cont.
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7.00%, 10/15/37	$96,000	$128,376
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5.625%, 3/15/42	261,000	308,188
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 3.85%, 11/15/24	67,000	69,406
Grupo Bimbo SAB de CV 144A company
guaranty sr. unsec. unsub. notes 4.875%, 6/27/44
(Mexico)	200,000	206,790
Kraft Heinz Co. (The) company guaranty sr. unsec.
bonds 4.375%, 6/1/46	45,000	44,575
Kraft Heinz Co. (The) company guaranty sr. unsec.
notes Ser. 144A, 6.875%, 1/26/39	30,000	39,492
Kraft Heinz Co. (The) company guaranty sr. unsec.
unsub. notes 6.50%, 2/9/40	211,000	267,591
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	129,000	134,805
Newell Brands, Inc. sr. unsec.
unsub. notes 4.20%, 4/1/26	190,000	198,438
Walgreens Boots Alliance, Inc. sr. unsec.
bonds 3.45%, 6/1/26	10,000	9,889
Walgreens Boots Alliance, Inc. sr. unsec.
unsub. notes 3.30%, 11/18/21	205,000	208,422
		4,567,210
Energy (2.6%)
Anadarko Petroleum Corp. sr. unsec. notes 7.20%,
3/15/29	91,000	107,720
BP Capital Markets PLC company
guaranty sr. unsec. bonds 3.119%, 5/4/26
(United Kingdom)	270,000	271,978
Canadian Natural Resources, Ltd. sr. unsec.
unsub. bonds 3.85%, 6/1/27 (Canada)	202,000	206,307
Cenovus Energy, Inc. sr. unsec. bonds 6.75%,
11/15/39 (Canada)	307,000	366,482
Cenovus Energy, Inc. sr. unsec. notes 4.25%,
4/15/27 (Canada)	355,000	354,145
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	375,000	387,900
Concho Resources, Inc. company
guaranty sr. unsec. notes 3.75%, 10/1/27	428,000	433,588
Devon Energy Corp. sr. unsec. unsub. notes 3.25%,
5/15/22	169,000	171,906
Energy Transfer Partners LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	805,000	781,856
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	610,000	606,421
Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	100,000	121,275
Philips 66 Partners LP sr. unsec. bonds 3.75%,
3/1/28	193,000	193,088
Sabine Pass Liquefaction, LLC sr. bonds 4.20%,
3/15/28	225,000	227,650
Sabine Pass Liquefaction, LLC sr. notes 5.00%,
3/15/27	244,000	261,831
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%, 5/10/26
(Netherlands)	230,000	230,002
Spectra Energy Partners LP sr. unsec.
notes 3.375%, 10/15/26	145,000	143,296
Statoil ASA company guaranty sr. unsec.
notes 5.10%, 8/17/40 (Norway)	75,000	90,427
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A company
guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28	210,000	209,475

12	Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (29.6%)* cont.	Principal amount	Value

Energy cont.
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	$345,000	$355,782
Valero Energy Partners LP sr. unsec.
unsub. notes 4.375%, 12/15/26	196,000	204,858
Williams Partners LP sr. unsec. sub. notes
4.30%, 3/4/24	353,000	368,916
Williams Partners LP/ACMP Finance Corp.
sr. unsec. sub. notes 4.875%, 3/15/24	314,000	328,130
		6,423,033
Financials (10.3%)
Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40	44,000	60,335
Air Lease Corp. sr. unsec. unsub. notes 3.625%,
4/1/27	245,000	244,806
Ally Financial, Inc. sub. unsec. notes 5.75%,
11/20/25	150,000	163,500
American Express Co. jr. unsec. sub. FRN Ser. C,
4.90%, perpetual maturity	265,000	270,963
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	706,000	960,160
Aon PLC company guaranty sr. unsec.
unsub. notes 4.25%, 12/12/42	362,000	366,417
Australia & New Zealand Banking Group,
Ltd./United Kingdom 144A jr. unsec. sub. FRB
6.75%, perpetual maturity (United Kingdom)	200,000	227,500
AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual
maturity (France)	140,000	142,800
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual
maturity (France)	279,000	325,208
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	245,000	268,888
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	140,000	159,075
Bank of America Corp. unsec. sub. FRN BBA LIBOR
USD 3 Month + 0.76%, 2.348%, 9/15/26	100,000	94,557
Bank of America Corp. unsec. sub. notes 6.11%,
1/29/37	300,000	381,846
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32
(Canada)	290,000	286,703
Barclays PLC unsec. sub. bonds 4.836%, 5/9/28
(United Kingdom)	780,000	811,855
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	315,000	351,367
BGC Partners, Inc. sr. unsec. notes 5.125%,
5/27/21	45,000	47,286
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25
(France)	1,100,000	1,149,720
Cantor Fitzgerald LP 144A unsec. notes 6.50%,
6/17/22	210,000	232,795
Capital One Financial Corp. unsec.
sub. notes 4.20%, 10/29/25	225,000	231,485
CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	22,000	24,198
CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 4.875%, 3/1/26	163,000	176,597
CIT Group, Inc. sr. unsec. sub. notes 5.00%,
8/1/23	100,000	106,625
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	155,000	170,864
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,185,000	1,254,562
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	70,000	73,850
Commerzbank AG 144A unsec. sub. notes 8.125%,
9/19/23 (Germany)	400,000	478,334

CORPORATE BONDS
AND NOTES (29.6%)* cont.	Principal amount	Value

Financials cont.
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands company guaranty unsec.
sub. notes 4.625%, 12/1/23 (Netherlands)	$250,000	$267,355
Cooperatieve Rabobank UA 144A jr. unsec. sub.
FRN 11.00%, perpetual maturity (Netherlands)	175,000	195,563
Credit Agricole SA 144A unsec. sub. notes 4.375%,
3/17/25 (France)	200,000	208,965
Credit Suisse Group AG 144A jr. unsec. sub. FRN
6.25%, perpetual maturity (Switzerland)	225,000	243,844
Credit Suisse Group AG 144A sr. unsec.
bonds 4.282%, 1/9/28 (Switzerland)	250,000	260,650
Duke Realty LP company guaranty sr. unsec.
unsub. notes 3.875%, 2/15/21 R	45,000	46,507
Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 8/13/24	25,000	26,051
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	158,000	160,370
Five Corners Funding Trust 144A sr. unsec.
bonds 4.419%, 11/15/23	235,000	251,746
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 3.85%, 1/26/27	609,000	625,234
Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6.75%, 10/1/37	437,000	585,242
Hartford Financial Services Group, Inc. (The) jr.
unsec. sub. FRB 8.125%, 6/15/38	126,000	129,150
Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 6.625%, 3/30/40	84,000	116,844
Healthcare Realty Trust, Inc. sr. unsec.
unsub. notes 3.875%, 5/1/25 R	105,000	106,387
Hospitality Properties Trust sr. unsec.
unsub. notes 4.50%, 3/15/25 R	161,000	167,108
HSBC Capital Funding LP 144A company guaranty jr.
unsec. sub. FRB 10.176%, perpetual maturity
(Jersey)	121,000	195,113
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23
(Netherlands)	520,000	583,237
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Q,
5.15%, perpetual maturity	73,000	75,467
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z,
5.30%, perpetual maturity	342,000	354,688
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	1,619,000	1,671,661
KKR Group Finance Co., LLC 144A company
guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	45,000	49,465
Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. FRN BBA LIBOR USD 3
Month + 2.91%, 4.493%, 3/15/37	220,000	215,600
Liberty Mutual Insurance Co. 144A unsec.
sub. notes 7.697%, 10/15/97	100,000	146,561
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
6.657%, perpetual maturity (United Kingdom)	925,000	1,082,250
Massachusetts Mutual Life Insurance Co. 144A
unsec. sub. notes 8.875%, 6/1/39	705,000	1,168,303
MetLife Capital Trust IV 144A jr. unsec.
sub. notes 7.875%, 12/15/37	920,000	1,225,900
MetLife, Inc. jr. unsec. sub. notes 6.40%,
12/15/36	85,000	97,776
Mid-America Apartments LP sr. unsec. notes 4.30%,
10/15/23 R	120,000	126,517
Mitsubishi UFJ Financial Group, Inc. sr. unsec.
unsub. notes 3.85%, 3/1/26 (Japan)	200,000	207,099

Putnam VT Income Fund	13

CORPORATE BONDS
AND NOTES (29.6%)* cont.	Principal amount	Value

Financials cont.
Morgan Stanley sr. unsec. unsub. notes 4.375%,
1/22/47	$760,000	$833,098
Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4.875%,
4/15/45	75,000	76,377
OneAmerica Financial Partners, Inc. 144A
sr. unsec. notes 7.00%, 10/15/33	515,000	659,885
Peachtree Corners Funding Trust 144A company
guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	100,000	102,965
Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	149,000	162,410
Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	212,000	226,046
Prudential Financial, Inc. sr. unsec.
notes 6.625%, 6/21/40	71,000	100,156
Realty Income Corp. sr. unsec. notes 4.65%,
8/1/23 R	40,000	43,128
Royal Bank of Canada unsec. sub. notes Ser. GMTN,
4.65%, 1/27/26 (Canada)	140,000	150,867
Royal Bank of Scotland Group PLC sr. unsec.
unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	203,388
Santander Issuances SAU company guaranty unsec.
sub. notes 5.179%, 11/19/25 (Spain)	200,000	215,358
Santander UK PLC 144A unsec. sub. notes 5.00%,
11/7/23 (United Kingdom)	50,000	53,463
Select Income REIT sr. unsec. unsub. notes 3.60%,
2/1/20 R	40,000	40,248
Select Income REIT sr. unsec. unsub. notes 2.85%,
2/1/18 R	40,000	40,000
SL Green Realty Corp company guaranty sr. unsec.
unsub. notes 5.00%, 8/15/18 R	98,000	99,227
Sumitomo Mitsui Financial Group, Inc. 144A unsec.
sub. bonds 4.436%, 4/2/24 (Japan)	410,000	430,858
Teachers Insurance & Annuity Association
of America 144A unsec. sub. notes 6.85%,
12/16/39	231,000	326,366
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	180,000	179,536
UBS Group AG jr. unsec. sub. FRN 6.875%,
perpetual maturity (Switzerland)	247,000	272,318
VEREIT Operating Partnership LP company
guaranty sr. unsec. notes 4.60%, 2/6/24 R	330,000	345,078
VEREIT Operating Partnership LP company
guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26 R	20,000	21,125
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	115,000	127,075
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT,
6.60%, 1/15/38	860,000	1,199,507
Willis Towers Watson PLC company
guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	145,000	157,784
WP Carey, Inc. sr. unsec. unsub. notes 4.60%,
4/1/24 R	249,000	260,379
		25,979,591
Health care (1.7%)
AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	145,000	149,071
Allergan Funding SCS company guaranty sr. unsec.
notes 4.75%, 3/15/45 (Luxembourg)	26,000	27,678
Allergan Funding SCS company guaranty sr. unsec.
notes 3.45%, 3/15/22 (Luxembourg)	37,000	37,594
Allergan Funding SCS company guaranty sr. unsec.
unsub. notes 3.80%, 3/15/25 (Luxembourg)	130,000	132,346

CORPORATE BONDS
AND NOTES (29.6%)* cont.	Principal amount	Value

Health care cont.
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	$390,000	$436,217
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	214,000	204,911
Anthem, Inc. sr. unsec. unsub. notes 4.625%,
5/15/42	86,000	93,698
Becton Dickinson and Co. sr. unsec.
unsub. bonds 4.669%, 6/6/47	501,000	542,436
Becton Dickinson and Co. sr. unsec.
unsub. bonds 3.70%, 6/6/27	708,000	713,459
HCA, Inc. company guaranty sr. bonds 5.25%,
6/15/26	169,000	179,140
HCA, Inc. company guaranty sr. sub. bonds 5.50%,
6/15/47	235,000	234,413
HCA, Inc. company guaranty sr. sub. notes 5.00%,
3/15/24	95,000	98,800
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%,
2/10/45	160,000	167,030
Novartis Capital Corp. company
guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	287,866
Omega Healthcare Investors, Inc. company
guaranty sr. unsec. bonds 5.25%, 1/15/26 R	15,000	15,506
Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 4.50%, 4/1/27 R	95,000	92,506
Omega Healthcare Investors, Inc. company
guaranty sr. unsec. unsub. notes 4.95%, 4/1/24 R	125,000	130,586
Pfizer, Inc. sr. unsec. unsub. notes 3.00%,
12/15/26	125,000	125,753
Service Corp International sr. unsec.
notes 4.625%, 12/15/27	170,000	172,486
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 3.20%,
9/23/26 (Ireland)	175,000	171,042
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 2.875%,
9/23/23 (Ireland)	90,000	88,477
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4.625%, 11/15/41	165,000	187,865
		4,288,880
Technology (1.2%)
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	200,000	207,373
Apple, Inc. sr. unsec. unsub. notes 4.375%,
5/13/45	199,000	224,187
Broadcom Corp./Broadcom Cayman Finance,
Ltd. 144A company guaranty sr. unsec. unsub.
notes 3.875%, 1/15/27	888,000	873,832
Cisco Systems, Inc. sr. unsec.
unsub. notes 2.50%, 9/20/26	120,000	116,077
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. bonds 8.35%, 7/15/46	82,000	105,660
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. notes 5.45%, 6/15/23	192,000	207,483
Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%,
3/15/18	77,000	78,035
Microsoft Corp. sr. unsec. unsub. bonds 2.40%,
8/8/26	345,000	332,706
Oracle Corp. sr. unsec. unsub. notes 3.25%,
11/15/27	261,000	264,947
Oracle Corp. sr. unsec. unsub. notes 2.65%,
7/15/26	324,000	315,883
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	167,000	168,584
		2,894,767

14	Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (29.6%)* cont.	Principal amount	Value

Transportation (0.3%)
Continental Airlines, Inc. Pass-Through Trust
pass-through certificates Ser. 97-4, Class A,
6.90%, 1/2/18	$7,698	$7,698
Norfolk Southern Corp. 144A sr. unsec.
unsub. bonds 4.05%, 8/15/52	147,000	152,361
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	290,000	286,339
Southwest Airlines Co. Pass Through Trust
pass-through certificates Ser. 07-1, Class A,
6.15%, 8/1/22	192,748	208,722
United AirLines, Inc. Pass-Through Trust
pass-through certificates Ser. 07-1, Class A,
6.636%, 7/2/22	137,714	149,338
		804,458
Utilities and power (2.7%)
AES Corp./Virginia (The) sr. unsec.
unsub. bonds 5.125%, 9/1/27	190,000	199,500
Appalachian Power Co. sr. unsec.
unsub. notes Ser. L, 5.80%, 10/1/35	134,000	164,610
Berkshire Hathaway Energy Co. sr. unsec.
bonds 6.50%, 9/15/37	81,000	113,598
Berkshire Hathaway Energy Co. sr. unsec.
unsub. bonds 6.125%, 4/1/36	64,000	85,537
Commonwealth Edison Co. sr. mtge. bonds
5.875%, 2/1/33	86,000	107,878
Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.20%, 3/15/42	149,000	161,784
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	178,699
El Paso Natural Gas Co., LLC company
guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	358,000	469,834
Emera US Finance LP company guaranty sr. unsec.
notes 3.55%, 6/15/26	100,000	100,287
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	250,000	261,408
Energy Transfer Equity LP sr. sub. notes 5.875%,
1/15/24	702,000	738,856
Energy Transfer Partners LP sr. unsec.
unsub. bonds 6.125%, 12/15/45	175,000	190,035
Energy Transfer Partners LP sr. unsec.
unsub. notes 6.50%, 2/1/42	65,000	73,410
Energy Transfer Partners LP sr. unsec.
unsub. notes 5.20%, 2/1/22	64,000	68,221
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B,
3.90%, 7/15/27	63,000	64,552
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C,
4.85%, 7/15/47	191,000	213,154
FirstEnergy Corp. sr. unsec. unsub. notes 4.25%,
3/15/23	58,000	60,579
FirstEnergy Transmission, LLC 144A sr. unsec.
unsub. notes 5.45%, 7/15/44	245,000	291,016
Iberdrola International BV company
guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36
(Spain)	157,000	207,141
IPALCO Enterprises, Inc. 144A sr. notes 3.70%,
9/1/24	270,000	269,755
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	90,924
Kinder Morgan, Inc. company guaranty sr. unsec.
unsub. notes 3.15%, 1/15/23	85,000	84,482
NextEra Energy Capital Holdings, Inc. company
guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	555,000	556,388

CORPORATE BONDS
AND NOTES (29.6%)* cont.	Principal amount	Value

Utilities and power cont.
Oncor Electric Delivery Co., LLC sr. notes 7.00%,
9/1/22	$161,000	$190,241
Oncor Electric Delivery Co., LLC sr. notes 4.10%,
6/1/22	87,000	91,637
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	108,000	147,582
PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	10,000	10,202
Puget Sound Energy, Inc. jr. unsec. sub. FRN
Ser. A, BBA LIBOR USD 3 Month + 2.53%, 4.011%,
6/1/67	610,000	598,563
Texas-New Mexico Power Co. 144A 1st
sr. bonds Ser. A, 9.50%, 4/1/19	328,000	354,325
WEC Energy Group jr. unsec. sub. FRN BBA LIBOR
USD 3 Month + 2.11%, 3.528%, 5/15/67	754,000	729,089
		6,873,287

Total corporate bonds and notes (cost $70,182,909)		$74,461,686

PURCHASED SWAP OPTIONS OUTSTANDING(0.8%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/
Aug-19	Aug-18/1.9325	$65,441,000	$278,779
(2.2625)/3 month USD-LIBOR-BBA/
Aug-22	Aug-21/2.2625	29,448,500	148,715
2.2625/3 month USD-LIBOR-BBA/
Aug-22	Aug-21/2.2625	29,448,500	119,561
1.9325/3 month USD-LIBOR-BBA/
Aug-19	Aug-18/1.9325	65,441,000	27,485

Citibank, N.A.
(2.518)/3 month USD-LIBOR-BBA/
May-49	May-19/2.518	2,879,400	182,525
2.363/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.363	37,321,600	92,931
2.28/3 month USD-LIBOR-BBA/
Feb-28	Feb-18/2.28	26,176,400	77,744
2.298/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.298	37,298,100	70,493
(2.526)/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.526	37,298,100	57,812
(2.493)/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.493	37,321,600	41,800
(2.478)/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.478	37,321,600	36,575
2.318/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.318	37,321,600	36,202
1.9175/3 month USD-LIBOR-BBA/
Mar-19	Mar-18/1.9175	39,264,000	2,748
2.205/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.205	24,999,800	750

Credit Suisse International
2.33875/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.33875	26,176,400	68,582

Goldman Sachs International
2.695/3 month USD-LIBOR-BBA/
Oct-23	Oct-18/2.695	5,497,000	64,590
2.485/3 month USD-LIBOR-BBA/
Mar-48	Mar-18/2.485	2,617,600	46,855
2.27/3 month USD-LIBOR-BBA/
Mar-28	Mar-18/2.27	6,282,300	26,637

Putnam VT Income Fund	15

PURCHASED SWAP OPTIONS OUTSTANDING(0.8%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Goldman Sachs International cont.
2.2875/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.2875	$18,750,000	$12,563
1.9175/3 month USD-LIBOR-BBA/
Oct-19	Oct-18/1.9175	23,820,500	10,481
2.218/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.218	18,750,000	3,750
2.10125/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.10125	18,762,000	2,814

JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/
Aug-19	Aug-18/1.919	65,441,000	285,323
(2.25)/3 month USD-LIBOR-BBA/
Aug-22	Aug-21/2.25	29,448,500	150,482
2.25/3 month USD-LIBOR-BBA/
Aug-22	Aug-21/2.25	29,448,500	118,088
(1.964)/3 month USD-LIBOR-BBA/
Jan-21	Jan-18/1.964	13,088,000	77,743
1.919/3 month USD-LIBOR-BBA/
Aug-19	Aug-18/1.919	65,441,000	26,176
1.964/3 month USD-LIBOR-BBA/
Jan-21	Jan-18/1.964	13,088,000	13

Morgan Stanley & Co. International PLC
1.85125/3 month USD-LIBOR-BBA/
Apr-19	Apr-18/1.85125	39,264,600	6,282
Total purchased swap options outstanding (cost $3,008,096)			$2,074,499

PURCHASED OPTIONS
OUTSTANDING (0.1%)*	Expiration	Notional	Contract
Counterparty	date/Strike price	amount	amount	Value

JPMorgan Chase Bank N.A.
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Call)	Feb-18/$99.81	$9,000,000	$9,000,000	$39,213
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Call)	Feb-18/99.88	9,000,000	9,000,000	36,153
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Call)	Feb-18/100.00	9,000,000	9,000,000	30,501
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Call)	Feb-18/100.03	9,000,000	9,000,000	29,187
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Put)	Mar-18/99.34	9,000,000	9,000,000	29,547
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Put)	Mar-18/99.21	9,000,000	9,000,000	25,974
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Put)	Mar-18/99.09	9,000,000	9,000,000	22,797
Total purchased options outstanding (cost $379,686)				$213,372

MUNICIPAL BONDS AND NOTES (0.5%)*	Principal amount	Value

CA State G.O. Bonds (Build America Bonds),
7.50%, 4/1/34	$350,000	$519,397
North TX, Tollway Auth. Rev. Bonds (Build America
Bonds), 6.718%, 1/1/49	285,000	434,879
OH State U. Rev. Bonds (Build America Bonds),
4.91%, 6/1/40	255,000	309,807
Total municipal bonds and notes (cost $892,108)		$1,264,083

ASSET-BACKED SECURITIES (0.2%)*	Principal amount	Value

Loan Depot Station Place Agency Securitization
Trust 144A FRB Ser. 17-LD1, Class A, 1 Month US
LIBOR + 0.80%, 2.352%, 11/25/50	$91,000	$91,000
Station Place Securitization Trust 144A FRB
Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%,
2.452%, 2/25/49	307,667	307,667
Total asset-backed securities (cost $398,667)		$398,667

	Principal amount/
SHORT-TERM INVESTMENTS (12.6%)*		shares	Value

Putnam Short Term Investment
Fund 1.45% L	Shares	24,197,310	$24,197,310
State Street Institutional U.S. Government Money
Market Fund, Premier Class 1.21% P	Shares	120,000	120,000
U.S. Treasury Bills 1.063%, 1/11/18 §		$746,000	745,691
U.S. Treasury Bills 1.066%, 2/1/18 # ∆ §		3,890,000	3,885,474
U.S. Treasury Bills 1.067%, 2/8/18 ∆ §		679,000	678,037
U.S. Treasury Bills 1.073%, 1/25/18 ∆		212,000	211,810
U.S. Treasury Bills 1.320%, 3/15/18 # ∆ §		1,767,000	1,762,070
U.S. Treasury Bills 1.330%, 3/22/18 §		4,000	3,988
Total short-term investments (cost $31,606,025)			$31,604,380

Total investments (cost $360,447,586)			$362,813,731

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income.
The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2017 through December 31, 2017 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $251,534,593.

16	Putnam VT Income Fund

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $640,399 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,058,498 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,582,418 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $80,099,725 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FUTURES
CONTRACTS	Number				Unrealized
OUTSTANDING	of con-	Notional		Expiration	appreciation/
at 12/31/17	tracts	amount	Value	date	(depreciation)
U.S. Treasury
Bond 30 yr
(Long)	122	$18,666,000	$18,666,000	Mar-18	$(46,743)
U.S. Treasury
Bond Ultra 30 yr
(Long)	33	5,532,656	5,532,656	Mar-18	10,762
U.S. Treasury
Note 2 yr (Long)	40	8,564,375	8,564,375	Mar-18	(20,267)
U.S. Treasury
Note 5 yr (Long)	101	11,732,570	11,732,570	Mar-18	(63,310)
U.S. Treasury
Note 10 yr
(Long)	13	1,612,609	1,612,609	Mar-18	(7,109)
U.S. Treasury
Note 10 yr
(Short)	51	6,326,391	6,326,391	Mar-18	27,891
U.S. Treasury
Note Ultra 10 yr
(Long)	9	1,202,063	1,202,063	Mar-18	(5,854)
Unrealized appreciation					38,653
Unrealized (depreciation)					(143,283)
Total					$(104,630)

WRITTEN SWAP OPTIONS OUTSTANDING
at 12/31/17 (premiums $3,829,316)
Counterparty
Fixed Obligation % to receive		Notional/
or (pay)/Floating rate index/	Expiration	Contract
Maturity date	date/strike	amount	Value
Bank of America N.A.
(2.2625)/3 month
USD-LIBOR-BBA/Aug-19	Aug-18/$2.2625	$29,448,500	$39,755
2.2625/3 month USD-LIBOR-BBA/
Aug-19	Aug-18/2.2625	29,448,500	68,909
(1.9325)/3 month
USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	65,441,000	69,367
1.9325/3 month USD-LIBOR-BBA/
Aug-20	Aug-19/1.9325	65,441,000	320,661
Citibank, N.A.
2.505/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.505	24,999,800	6,500
(2.05)/3 month USD-LIBOR-BBA/
Mar-19	Mar-18/2.05	39,264,000	7,460
2.675/3 month USD-LIBOR-BBA/
Feb-28	Feb-18/2.675	26,176,400	27,223
2.428/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.428	18,660,800	50,944
(2.398)/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.398	18,660,800	62,140
2.398/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.398	18,660,800	62,887
2.412/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.412	18,649,000	89,515
(2.428)/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.428	18,660,800	99,462
(2.412)/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.412	18,649,000	105,367
2.208/3 month USD-LIBOR-BBA/
May-24	May-19/2.208	13,088,200	227,211
Credit Suisse International
2.63625/3 month
USD-LIBOR-BBA/Jan-28	Jan-18/2.63625	26,176,400	9,162
Goldman Sachs International
2.68675/3 month
USD-LIBOR-BBA/Jan-28	Jan-18/2.68675	18,762,000	3,377
(2.357)/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.357	18,750,000	37,875
(2.3025)/3 month
USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	52,352,800	70,676
(2.46)/3 month USD-LIBOR-BBA/
Mar-38	Mar-18/2.46	7,067,600	80,924
JPMorgan Chase Bank N.A.
(2.3205)/3 month
USD-LIBOR-BBA/Jan-28	Jan-18/2.3205	4,214,000	2,360
2.4115/3 month USD-LIBOR-BBA/
Jan-28	Jan-18/2.4115	4,214,000	8,639
(2.25)/3 month USD-LIBOR-BBA/
Aug-19	Aug-18/2.25	29,448,500	38,283
(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,404,000	60,428
(1.919)/3 month USD-LIBOR-BBA/
Aug-20	Aug-19/1.919	65,441,000	67,404
2.25/3 month USD-LIBOR-BBA/
Aug-19	Aug-18/2.25	29,448,500	70,676
1.919/3 month USD-LIBOR-BBA/
Aug-20	Aug-19/1.919	65,441,000	326,553

Putnam VT Income Fund	17

WRITTEN SWAP OPTIONS OUTSTANDING
at 12/31/17 (premiums $3,829,316) cont.
Counterparty
Fixed Obligation % to receive		Notional/
or (pay)/Floating rate index/	Expiration	Contract
Maturity date	date/strike	amount	Value
Morgan Stanley & Co.
International PLC
(2.01)/3 month USD-LIBOR-BBA/
Apr-19	Apr-18/$2.01	$39,264,600	$11,387
Total			$2,025,145

WRITTEN OPTIONS
OUTSTANDING at	Expiration
12/31/17 (premiums	date/strike	Notional	Contract
$379,688)	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Call)	Feb-18/$100.21	$9,000,000	$9,000,000	$22,239
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Call)	Feb-18/100.29	9,000,000	9,000,000	19,809
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Call)	Feb-18/100.40	9,000,000	9,000,000	16,488
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Call)	Feb-18/100.45	9,000,000	9,000,000	15,345
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Call)	Feb-18/100.62	9,000,000	9,000,000	11,394
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Call)	Feb-18/100.70	9,000,000	9,000,000	9,765

WRITTEN OPTIONS
OUTSTANDING at	Expiration
12/31/17(premiums	date/strike	Notional	Contract
$379,688) cont.	price	amount	amount	Value
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Call)	Feb-18/$100.80	$9,000,000	$9,000,000	$8,091
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Call)	Feb-18/100.86	9,000,000	9,000,000	7,299
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Put)	Mar-18/98.84	9,000,000	9,000,000	17,487
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Put)	Mar-18/98.71	9,000,000	9,000,000	15,291
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Put)	Mar-18/98.59	9,000,000	9,000,000	13,365
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Put)	Mar-18/98.34	9,000,000	9,000,000	10,179
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Put)	Mar-18/98.21	$9,000,000	$9,000,000	$8,865
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Put)	Mar-18/98.09	9,000,000	9,000,000	7,704
Total				$183,321

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/17
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/$2.203	$6,544,100	$(130,882)	$(11,452)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	3,926,500	(421,313)	(23,598)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	6,544,100	(255,874)	(36,123)
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	6,544,100	(255,874)	(42,013)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	3,926,500	(138,409)	(42,367)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	6,544,100	(130,882)	(66,815)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	3,926,500	(138,409)	(85,990)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	3,926,500	(421,313)	(99,851)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	3,926,500	354,759	211,756
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	6,544,100	251,621	102,350
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	3,926,500	354,759	91,723
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	6,544,100	251,621	52,811
Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	6,544,100	(130,882)	(11,845)
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	3,926,500	(54,775)	(21,360)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	3,926,500	(54,775)	(32,354)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	6,544,100	(130,882)	(66,619)

18	Putnam VT Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/17 cont.
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Citibank, N.A.
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/$2.34	$875,000	$(16,231)	$(770)
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	875,000	(16,231)	(3,456)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(5,381)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(15,488)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	6,544,100	(255,874)	(35,142)
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	6,544,100	(255,874)	(42,929)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	6,544,100	251,948	100,845
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	6,544,100	250,639	54,054
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	875,000	70,000	12,338
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	875,000	70,000	4,655
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(1,869)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,458,100	(132,687)	(3,485)
(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	1,458,100	(51,763)	(3,543)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	1,458,100	(69,989)	(5,614)
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	1,458,100	(37,182)	(5,964)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,458,100	(116,867)	(6,664)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	1,458,100	(51,763)	(9,594)
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,458,100	(116,867)	(11,009)
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,458,100	(101,046)	(11,504)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(20,512)
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	1,458,100	61,532	12,058
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	1,458,100	87,267	11,082
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	1,458,100	87,267	9,565
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	1,458,100	119,710	3,776
JPMorgan Chase Bank N.A.
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	1,458,100	(17,497)	11,840
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	7,728
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	875,000	(11,638)	(359)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	875,000	(21,438)	(3,990)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	(8,111)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	(13,090)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(24,148)
(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	1,458,100	(90,402)	(25,094)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(151,642)	(26,333)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(215,683)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	3,926,500	372,821	240,066
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	1,458,100	158,933	50,232
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	3,926,500	372,821	50,181
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	875,000	49,088	8,461
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	875,000	96,338	7,411
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	1,458,100	24,059	(27,689)
Morgan Stanley & Co. International PLC
2.3388/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.3388	37,244,000	(110,062)	5,959
(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	875,000	(21,875)	(1,960)
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	875,000	(11,463)	(1,978)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	(2,240)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	(20,388)
(2.5012)/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.5012	37,244,000	(107,365)	(22,346)
2.42/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.42	18,622,000	109,549	19,739
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	875,000	95,900	19,259

Putnam VT Income Fund	19

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/17 cont.
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Morgan Stanley & Co. International PLC cont.
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/$2.43	$875,000	$48,650	$149
(2.42)/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.42	18,622,000	107,879	(8,940)
Unrealized appreciation				1,088,038
Unrealized (depreciation)				(1,125,660)
Total				$(37,622)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/17	Principal	Settlement
(proceeds receivable $29,674,180)	amount	date	Value
Federal Home Loan Mortgage Corporation, 3.00%, 1/1/48	$1,000,000	1/11/18	$1,000,273
Federal National Mortgage Association, 4.50%, 1/1/48	1,000,000	1/11/18	1,063,906
Federal National Mortgage Association, 3.50%, 1/1/48	27,000,000	1/11/18	27,731,954
Total			$29,796,133

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/17
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$81,831,200	$82,895 E	$(76,148)	3/21/20	2.10%—Semiannually	3 month USD-LIBOR-	$6,746
					BBA—Quarterly
43,649,000	50,807 E	24,614	3/21/23	3 month USD-LIBOR-BBA—	2.30%—Semiannually	75,421
				Quarterly
68,959,500	180,329 E	(163,112)	3/21/28	2.45%—Semiannually	3 month USD-LIBOR-	(343,441)
					BBA—Quarterly
8,927,800	634 E	134,513	3/21/48	3 month USD-LIBOR-BBA—	2.55%—Semiannually	135,147
				Quarterly
9,685,300	71,603 E	(79)	1/30/28	2.48875%—Semiannually	3 month USD-LIBOR-	(71,682)
					BBA—Quarterly
9,162,000	54,551 E	(75)	2/26/28	2.48%—Semiannually	3 month USD-LIBOR-	(54,625)
					BBA—Quarterly
Total		$(80,287)				$(252,434)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$41,231	$40,484	$—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	$(376)
				LIBOR)—Monthly	4.00% 30 year Fannie Mae
					pools—Monthly
65,036	63,869	—	1/12/41	4.50% (1 month USD-	Synthetic TRS Index	(537)
				LIBOR)—Monthly	4.50% 30 year Fannie Mae
					pools—Monthly
Barclays Bank PLC
398,537	397,145	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	(830)
				LIBOR)—Monthly	4.50% 30 year Fannie Mae
					pools—Monthly
92,169	92,101	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	43
				LIBOR)—Monthly	4.00% 30 year Fannie Mae
					pools—Monthly
47,805	46,683	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(546)
				LIBOR)—Monthly	6.00% 30 year Fannie Mae
					pools—Monthly
608,770	608,318	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	281
				LIBOR)—Monthly	4.00% 30 year Fannie Mae
					pools—Monthly

20	Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$9,313	$9,119	$—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	$(83)
				LIBOR)—Monthly	6.50% 30 year Fannie Mae
					pools—Monthly
95,014	94,661	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(200)
				LIBOR)—Monthly	5.00% 30 year Ginnie Mae
					II pools—Monthly
246,866	246,003	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	(514)
				LIBOR)—Monthly	4.50% 30 year Fannie Mae
					pools—Monthly
701,063	698,741	—	1/12/39	(6.00%) 1 month USD-	Synthetic MBX Index	924
				LIBOR—Monthly	6.00% 30 year Fannie Mae
					pools—Monthly
94,762	92,793	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(844)
				LIBOR)—Monthly	6.50% 30 year Fannie Mae
					pools—Monthly
25,939	25,375	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	287
				LIBOR—Monthly	5.00% 30 year Fannie Mae
					pools—Monthly
64,004	63,230	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(253)
				LIBOR)—Monthly	3.50% 30 year Fannie Mae
					pools—Monthly
31,132	30,755	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(123)
				LIBOR)—Monthly	3.50% 30 year Fannie Mae
					pools—Monthly
1,058,996	1,054,892	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	(2,387)
				LIBOR)—Monthly	5.00% 30 year Fannie Mae
					pools—Monthly
10,016,321	9,980,415	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(19,687)
				LIBOR)—Monthly	5.00% 30 year Fannie Mae
					pools—Monthly
11,266,697	11,240,800	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	1,492
				LIBOR—Monthly	6.50% 30 year Fannie Mae
					pools—Monthly
Citibank, N.A.
793,352	790,508	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(1,559)
				LIBOR)—Monthly	5.00% 30 year Fannie Mae
					pools—Monthly
1,388,674	1,383,696	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(2,729)
				LIBOR)—Monthly	5.00% 30 year Fannie Mae
					pools—Monthly
Credit Suisse International
89,734	87,435	—	1/12/39	(5.00%) 1 month USD-	Synthetic TRS Index	1,293
				LIBOR—Monthly	5.00% 30 year Fannie Mae
					pools—Monthly
132,911	130,021	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	1,471
				LIBOR—Monthly	5.00% 30 year Fannie Mae
					pools—Monthly
672,606	655,487	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(10,050)
				LIBOR)—Monthly	5.00% 30 year Ginnie Mae
					II pools—Monthly
77,026	75,630	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(703)
				LIBOR)—Monthly	4.00% 30 year Fannie Mae
					pools—Monthly
270,544	265,447	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(2,665)
				LIBOR)—Monthly	4.00% 30 year Fannie Mae
					pools—Monthly
5,801	5,731	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	23
				LIBOR—Monthly	3.50% 30 year Fannie Mae
					pools—Monthly

Putnam VT Income Fund	21

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$59,416	$58,296	$—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	$(585)
				LIBOR)—Monthly	4.00% 30 year Fannie Mae
					pools—Monthly
58,062	56,999	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	(586)
				LIBOR)—Monthly	3.50% 30 year Fannie Mae
					pools—Monthly
172,334	169,212	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	1,573
				LIBOR—Monthly	4.00% 30 year Fannie Mae
					pools—Monthly
Goldman Sachs International
118,330	115,872	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(1,054)
				LIBOR)—Monthly	6.50% 30 year Fannie Mae
					pools—Monthly
91,288	89,391	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(813)
				LIBOR)—Monthly	6.50% 30 year Fannie Mae
					pools—Monthly
278,340	271,805	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(3,179)
				LIBOR)—Monthly	6.00% 30 year Fannie Mae
					pools—Monthly
114,662	112,280	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(1,021)
				LIBOR)—Monthly	6.50% 30 year Fannie Mae
					pools—Monthly
31,776	31,206	—	1/12/41	4.50% (1 month USD-	Synthetic TRS Index	(262)
				LIBOR)—Monthly	4.50% 30 year Fannie Mae
					pools—Monthly
722,870	721,208	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	96
				LIBOR—Monthly	6.50% 30 year Fannie Mae
					pools—Monthly
271,564	270,940	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	36
				LIBOR—Monthly	6.50% 30 year Fannie Mae
					pools—Monthly
3,320	3,260	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(30)
				LIBOR)—Monthly	4.00% 30 year Fannie Mae
					pools—Monthly
12,908	12,605	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(147)
				LIBOR)—Monthly	6.00% 30 year Fannie Mae
					pools—Monthly
117,334	114,580	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(1,340)
				LIBOR)—Monthly	6.00% 30 year Fannie Mae
					pools—Monthly
389,758	388,863	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	52
				LIBOR—Monthly	6.50% 30 year Fannie Mae
					pools—Monthly
990,281	988,005	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	131
				LIBOR—Monthly	6.50% 30 year Fannie Mae
					pools—Monthly
467,710	466,635	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	62
				LIBOR—Monthly	6.50% 30 year Fannie Mae
					pools—Monthly
36,712	36,628	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	5
				LIBOR—Monthly	6.50% 30 year Fannie Mae
					pools—Monthly
97,928	97,702	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	13
				LIBOR—Monthly	6.50% 30 year Fannie Mae
					pools—Monthly
61,082	59,813	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(544)
				LIBOR)—Monthly	6.50% 30 year Fannie Mae
					pools—Monthly
129,687	126,993	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(1,155)
				LIBOR)—Monthly	6.50% 30 year Fannie Mae
					pools—Monthly

22	Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$193,888	$189,336	$—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	$(2,214)
				LIBOR)—Monthly	6.00% 30 year Fannie Mae
					pools—Monthly
187,569	183,492	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	2,076
				LIBOR—Monthly	5.00% 30 year Fannie Mae
					pools—Monthly
58,999	57,888	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(581)
				LIBOR)—Monthly	4.00% 30 year Fannie Mae
					pools—Monthly
67,001	66,191	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	265
				LIBOR—Monthly	3.50% 30 year Fannie Mae
					pools—Monthly
151,115	146,516	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	3,460
				LIBOR—Monthly	3.00% 30 year Fannie Mae
					pools—Monthly
JPMorgan Chase Bank N.A.
50,757	49,838	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(463)
				LIBOR)—Monthly	4.00% 30 year Fannie Mae
					pools—Monthly
187,569	183,492	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	2,076
				LIBOR—Monthly	5.00% 30 year Fannie Mae
					pools—Monthly
JPMorgan Securities LLC
121,642	119,418	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	(1,166)
				LIBOR)—Monthly	4.00% 30 year Fannie Mae
					pools—Monthly
22,334	22,064	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	88
				LIBOR—Monthly	3.50% 30 year Fannie Mae
					pools—Monthly
438,182	427,029	—	1/12/41	(5.00%) 1 month USD-	Synthetic MBX Index	6,541
				LIBOR—Monthly	5.00% 30 year Ginnie Mae
					II pools—Monthly
Upfront premium received		—		Unrealized appreciation		22,288
Upfront premium (paid)		—		Unrealized (depreciation)		(59,226)
Total		$—		Total		$(36,938)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17
		Upfront		Payments	Total return	Unrealized
		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
$1,261,000	$12,460	$—	7/3/22	(1.9225%)—At maturity	USA Non Revised	$12,460
					Consumer Price Index-
					Urban (CPI-U)—At
					maturity
1,261,000	16,942	—	7/3/27	2.085%—At maturity	USA Non Revised	(16,942)
					Consumer Price Index-
					Urban (CPI-U)—At
					maturity
1,446,000	16,726	—	7/5/22	(1.89%)—At maturity	USA Non Revised	16,726
					Consumer Price Index-
					Urban (CPI-U)—At
					maturity
1,446,000	24,568	—	7/5/27	2.05%—At maturity	USA Non Revised	(24,567)
					Consumer Price Index-
					Urban (CPI-U)—At
					maturity
Total		$—				$(12,323)

Putnam VT Income Fund	23

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION SOLD at 12/31/17
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BBB–/P	$3,281	$48,000	$7,022	5/11/63	300 bp—Monthly	$(3,713)
CMBX NA BBB–.6 Index	BBB–/P	6,388	106,000	15,508	5/11/63	300 bp—Monthly	(9,058)
CMBX NA BBB–.6 Index	BBB–/P	13,088	212,000	31,016	5/11/63	300 bp—Monthly	(17,804)
CMBX NA BBB–.6 Index	BBB–/P	12,483	219,000	32,040	5/11/63	300 bp—Monthly	(19,429)
Credit Suisse International
CMBX NA A.6 Index	A/P	13,561	272,000	12,104	5/11/63	200 bp—Monthly	1,562
CMBX NA A.6 Index	A/P	450,407	8,875,000	394,938	5/11/63	200 bp—Monthly	58,921
CMBX NA A.7 Index	A-/P	4,007	102,000	3,386	1/17/47	200 bp—Monthly	660
CMBX NA BBB–.6 Index	BBB–/P	29,254	231,000	33,795	5/11/63	300 bp—Monthly	(4,407)
CMBX NA BBB–.6 Index	BBB–/P	39,219	371,000	54,277	5/11/63	300 bp—Monthly	(14,842)
CMBX NA BBB–.6 Index	BBB–/P	45,859	395,000	57,789	5/11/63	300 bp—Monthly	(11,699)
CMBX NA BBB–.6 Index	BBB–/P	388,978	3,638,000	532,239	5/11/63	300 bp—Monthly	(141,140)
CMBX NA BBB–.7 Index	BBB–/P	4,347	55,000	6,424	1/17/47	300 bp—Monthly	(2,044)
CMBX NA BBB–.7 Index	BBB–/P	160,765	2,175,000	254,040	1/17/47	300 bp—Monthly	(92,006)
Goldman Sachs International
CMBX NA A.6 Index	A/P	9,260	141,000	6,275	5/11/63	200 bp—Monthly	3,040
CMBX NA A.6 Index	A/P	4,580	146,000	6,497	5/11/63	200 bp—Monthly	(1,860)
CMBX NA A.6 Index	A/P	6,398	210,000	9,345	5/11/63	200 bp—Monthly	(2,865)
CMBX NA A.6 Index	A/P	10,621	215,000	9,568	5/11/63	200 bp—Monthly	1,138
CMBX NA A.6 Index	A/P	13,401	240,000	10,680	5/11/63	200 bp—Monthly	2,815
CMBX NA A.6 Index	A/P	15,762	306,000	13,617	5/11/63	200 bp—Monthly	2,264
CMBX NA A.6 Index	A/P	18,917	384,000	17,088	5/11/63	200 bp—Monthly	1,979
CMBX NA A.6 Index	A/P	12,866	416,000	18,512	5/11/63	200 bp—Monthly	(5,484)
CMBX NA A.6 Index	A/P	36,802	727,000	32,352	5/11/63	200 bp—Monthly	4,733
CMBX NA A.6 Index	A/P	36,802	727,000	32,352	5/11/63	200 bp—Monthly	4,733
CMBX NA A.6 Index	A/P	37,833	727,000	32,352	5/11/63	200 bp—Monthly	5,764
CMBX NA A.6 Index	A/P	37,861	744,000	33,108	5/11/63	200 bp—Monthly	5,043
CMBX NA BBB–.6 Index	BBB–/P	7,595	90,000	13,167	5/11/63	300 bp—Monthly	(5,520)
CMBX NA BBB–.6 Index	BBB–/P	7,675	97,000	14,191	5/11/63	300 bp—Monthly	(6,459)
CMBX NA BBB–.6 Index	BBB–/P	5,425	104,000	15,215	5/11/63	300 bp—Monthly	(9,730)
CMBX NA BBB–.6 Index	BBB–/P	5,119	105,000	15,362	5/11/63	300 bp—Monthly	(10,181)
CMBX NA BBB–.6 Index	BBB–/P	5,208	105,000	15,362	5/11/63	300 bp—Monthly	(10,092)
CMBX NA BBB–.6 Index	BBB–/P	11,693	108,000	15,800	5/11/63	300 bp—Monthly	(4,045)
CMBX NA BBB–.6 Index	BBB–/P	11,308	134,000	19,604	5/11/63	300 bp—Monthly	(8,218)
CMBX NA BBB–.6 Index	BBB–/P	22,647	193,000	28,236	5/11/63	300 bp—Monthly	(5,477)
CMBX NA BBB–.6 Index	BBB–/P	13,217	194,000	28,382	5/11/63	300 bp—Monthly	(15,053)
CMBX NA BBB–.6 Index	BBB–/P	10,113	206,000	30,138	5/11/63	300 bp—Monthly	(19,905)
CMBX NA BBB–.6 Index	BBB–/P	18,393	213,000	31,162	5/11/63	300 bp—Monthly	(12,645)
CMBX NA BBB–.6 Index	BBB–/P	23,812	216,000	31,601	5/11/63	300 bp—Monthly	(7,663)
CMBX NA BBB–.6 Index	BBB–/P	33,182	239,000	34,966	5/11/63	300 bp—Monthly	(1,644)
CMBX NA BBB–.6 Index	BBB–/P	20,522	273,000	39,940	5/11/63	300 bp—Monthly	(19,259)
CMBX NA BBB–.6 Index	BBB–/P	25,932	536,000	78,417	5/11/63	300 bp—Monthly	(52,172)
CMBX NA BBB–.7 Index	BBB–/P	7,955	101,000	11,797	1/17/47	300 bp—Monthly	(3,783)
CMBX NA BBB–.7 Index	BBB–/P	8,573	123,000	14,366	1/17/47	300 bp—Monthly	(5,721)
CMBX NA BBB–.7 Index	BBB–/P	15,690	193,000	22,542	1/17/47	300 bp—Monthly	(6,739)
CMBX NA BBB–.7 Index	BBB–/P	30,009	406,000	47,421	1/17/47	300 bp—Monthly	(17,175)
JPMorgan Securities LLC
CMBX NA A.6 Index	A/P	1,357	27,000	1,202	5/11/63	200 bp—Monthly	166
CMBX NA A.6 Index	A/P	4,782	146,000	6,497	5/11/63	200 bp—Monthly	(1,658)
CMBX NA A.6 Index	A/P	13,061	245,000	10,903	5/11/63	200 bp—Monthly	2,254
CMBX NA A.6 Index	A/P	13,708	253,000	11,259	5/11/63	200 bp—Monthly	2,548
CMBX NA A.6 Index	A/P	18,630	301,000	13,395	5/11/63	200 bp—Monthly	5,352
CMBX NA A.6 Index	A/P	21,116	417,000	18,557	5/11/63	200 bp—Monthly	2,722

24	Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION SOLD at 12/31/17 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA A.6 Index	A/P	$28,230	$520,000	$23,140	5/11/63	200 bp—Monthly	$5,292
CMBX NA A.6 Index	A/P	19,350	588,000	26,166	5/11/63	200 bp—Monthly	(6,587)
CMBX NA A.6 Index	A/P	19,964	696,000	30,972	5/11/63	200 bp—Monthly	(10,737)
CMBX NA A.6 Index	A/P	39,658	820,000	36,490	5/11/63	200 bp—Monthly	3,486
CMBX NA A.6 Index	A/P	32,542	986,000	43,877	5/11/63	200 bp—Monthly	(10,951)
CMBX NA A.6 Index	A/P	58,908	1,000,000	44,500	5/11/63	200 bp—Monthly	14,797
CMBX NA A.6 Index	A/P	75,942	1,497,000	66,617	5/11/63	200 bp—Monthly	9,908
CMBX NA A.6 Index	A/P	147,480	2,500,000	111,250	5/11/63	200 bp—Monthly	37,203
CMBX NA A.7 Index	A-/P	4,999	114,000	3,785	1/17/47	200 bp—Monthly	1,259
CMBX NA BBB–.6 Index	BBB–/P	315	3,000	439	5/11/63	300 bp—Monthly	(123)
CMBX NA BBB–.6 Index	BBB–/P	9,012	58,000	8,485	5/11/63	300 bp—Monthly	561
CMBX NA BBB–.6 Index	BBB–/P	12,001	107,000	15,654	5/11/63	300 bp—Monthly	(3,590)
CMBX NA BBB–.6 Index	BBB–/P	11,862	108,000	15,800	5/11/63	300 bp—Monthly	(3,875)
CMBX NA BBB–.6 Index	BBB–/P	15,648	111,000	16,239	5/11/63	300 bp—Monthly	(526)
CMBX NA BBB–.6 Index	BBB–/P	14,000	112,000	16,386	5/11/63	300 bp—Monthly	(2,320)
CMBX NA BBB–.6 Index	BBB–/P	12,938	114,000	16,678	5/11/63	300 bp—Monthly	(3,674)
CMBX NA BBB–.6 Index	BBB–/P	17,829	162,000	23,701	5/11/63	300 bp—Monthly	(5,777)
CMBX NA BBB–.6 Index	BBB–/P	29,801	270,000	39,501	5/11/63	300 bp—Monthly	(9,543)
CMBX NA BBB–.6 Index	BBB–/P	203,106	1,682,000	246,077	5/11/63	300 bp—Monthly	(41,990)
CMBX NA BBB–.6 Index	BBB–/P	217,718	1,818,000	265,973	5/11/63	300 bp—Monthly	(47,195)
CMBX NA BBB–.6 Index	BBB–/P	661,847	3,762,000	550,381	5/11/63	300 bp—Monthly	113,661
CMBX NA BBB–.7 Index	BBB–/P	3,209	58,000	6,774	1/17/47	300 bp—Monthly	(3,532)
CMBX NA BBB–.7 Index	BBB–/P	7,774	79,000	9,227	1/17/47	300 bp—Monthly	(1,407)
CMBX NA BBB–.7 Index	BBB–/P	6,329	120,000	14,016	1/17/47	300 bp—Monthly	(7,617)
CMBX NA BBB–.7 Index	BBB–/P	17,188	130,000	15,184	1/17/47	300 bp—Monthly	2,080
CMBX NA BBB–.7 Index	BBB–/P	6,065	232,000	27,098	1/17/47	300 bp—Monthly	(20,897)
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	A/P	16,506	273,000	12,149	5/11/63	200 bp—Monthly	4,464
Upfront premium received		3,459,683	Unrealized appreciation				298,405
Upfront premium (paid)		—	Unrealized (depreciation)				(729,831)
Total		$3,459,683	Total				$(431,426)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2017. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION PURCHASED at 12/31/17
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(12,093)	$77,000	$14,438	1/17/47	(500 bp)—Monthly	$2,269
CMBX NA BB.7 Index	(12,573)	77,000	14,438	1/17/47	(500 bp)—Monthly	1,789
Credit Suisse International
CMBX NA BB.7 Index	(208,076)	1,265,000	237,188	1/17/47	(500 bp)—Monthly	27,882
CMBX NA BB.7 Index	(14,773)	837,000	199,039	5/11/63	(500 bp)—Monthly	183,451
CMBX NA BB.7 Index	(68,990)	374,000	70,125	1/17/47	(500 bp)—Monthly	771
Goldman Sachs International
CMBX NA BB.6 Index	(62,198)	608,000	144,582	5/11/63	(500 bp)—Monthly	81,793
CMBX NA BB.7 Index	(23,304)	154,000	28,875	1/17/47	(500 bp)—Monthly	5,421
CMBX NA BB.6 Index	(11,542)	79,000	18,786	5/11/63	(500 bp)—Monthly	7,167
CMBX NA BB.7 Index	(108,429)	534,000	100,125	1/17/47	(500 bp)—Monthly	(8,823)

Putnam VT Income Fund	25

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION PURCHASED at 12/31/17 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BB.7 Index	$(34,659)	$205,000	$38,438	1/17/47	(500 bp)—Monthly	$3,579
CMBX NA BB.7 Index	(26,051)	159,000	29,813	1/17/47	(500 bp)—Monthly	3,607
JPMorgan Securities LLC
CMBX NA BB.6 Index	(24,729)	186,000	44,231	5/11/63	(500 bp)—Monthly	19,321
CMBX NA BB.6 Index	(23,053)	159,000	37,810	5/11/63	(500 bp)—Monthly	14,602
CMBX NA BB.6 Index	(18,697)	130,000	30,914	5/11/63	(500 bp)—Monthly	12,090
CMBX NA BB.6 Index	(11,389)	81,000	19,262	5/11/63	(500 bp)—Monthly	7,794
CMBX NA BB.7 Index	(98,093)	573,000	107,438	1/17/47	(500 bp)—Monthly	8,787
CMBX NA BB.7 Index	(36,704)	226,000	42,375	1/17/47	(500 bp)—Monthly	5,451
CMBX NA BB.7 Index	(24,576)	157,000	29,438	1/17/47	(500 bp)—Monthly	4,709
CMBX NA BB.7 Index	(12,093)	77,000	14,438	1/17/47	(500 bp)—Monthly	2,272
Upfront premium received	—		Unrealized appreciation			392,755
Upfront premium (paid)	(832,022)		Unrealized (depreciation)			(8,823)
Total	$(832,022)		Total			$383,932

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION PURCHASED at 12/31/17

	Upfront
	premium			Termi-	Payments	Unrealized
	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 29 Index	$695,399	$9,334,000	$770,522	12/20/22	(500 bp)—Quarterly	$(90,680)
Total	$695,399					$(90,680)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

26	Putnam VT Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$398,667	$—
Corporate bonds and notes	—	74,461,686	—
Mortgage-backed securities	—	111,647,592	—
Municipal bonds and notes	—	1,264,083	—
Purchased options outstanding	—	213,372	—
Purchased swap options outstanding	—	2,074,499	—
U.S. government and agency mortgage obligations	—	141,017,277	—
U.S. treasury obligations	—	132,175	—
Short-term investments	24,317,310	7,287,070	—
Totals by level	$24,317,310	$338,496,421	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(104,630)	$—	$—
Written options outstanding	—	(183,321)	—
Written swap options outstanding	—	(2,025,145)	—
Forward premium swap option contracts	—	(37,622)	—
TBA sale commitments	—	(29,796,133)	—
Interest rate swap contracts	—	(172,147)	—
Total return swap contracts	—	(49,261)	—
Credit default contracts	—	(3,461,234)	—
Totals by level	$(104,630)	$(35,724,863)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund	27

Statement of assets and liabilities
12/31/17

Assets
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $336,250,276)	$338,616,421
Affiliated issuers (identified cost $24,197,310) (Notes 1 and 5)	24,197,310
Interest and other receivables	2,396,608
Receivable for shares of the fund sold	371,750
Receivable for sales of delayed delivery securities (Note 1)	16,386,031
Receivable for variation margin on futures contracts (Note 1)	58,484
Receivable for variation margin on centrally cleared swap contracts (Note 1)	79,697
Unrealized appreciation on forward premium swap option contracts (Note 1)	1,088,038
Unrealized appreciation on OTC swap contracts (Note 1)	713,448
Premium paid on OTC swap contracts (Note 1)	832,022
Total assets	384,739,809

Liabilities
Payable for purchases of delayed delivery securities (Note 1)	94,253,053
Payable for shares of the fund repurchased	739,447
Payable for compensation of Manager (Note 2)	83,916
Payable for custodian fees (Note 2)	29,772
Payable for investor servicing fees (Note 2)	29,254
Payable for Trustee compensation and expenses (Note 2)	202,251
Payable for administrative services (Note 2)	2,589
Payable for distribution fees (Note 2)	24,608
Payable for variation margin on futures contracts (Note 1)	2,953
Payable for variation margin on centrally cleared swap contracts (Note 1)	195,567
Unrealized depreciation on OTC swap contracts (Note 1)	797,880
Premium received on OTC swap contracts (Note 1)	3,459,683
Unrealized depreciation on forward premium swap option contracts (Note 1)	1,125,660
Written options outstanding, at value (premiums $4,209,004) (Note 1)	2,208,466
TBA sale commitments, at value (proceeds receivable $29,674,180) (Note 1)	29,796,133
Collateral on certain derivative contracts, at value (Notes 1 and 8)	120,000
Other accrued expenses	133,984
Total liabilities	133,205,216

Net assets	$251,534,593

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$287,842,146
Undistributed net investment income (Note 1)	6,396,378
Accumulated net realized loss on investments (Note 1)	(46,366,540)
Net unrealized appreciation of investments	3,662,609
Total — Representing net assets applicable to capital shares outstanding	$251,534,593

Computation of net asset value Class IA
Net assets	$135,028,540
Number of shares outstanding	12,135,812
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.13

Computation of net asset value Class IB
Net assets	$116,506,053
Number of shares outstanding	10,580,378
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.01

The accompanying notes are an integral part of these financial statements.

28	Putnam VT Income Fund

Statement of operations
Year ended 12/31/17

Investment income
Interest (including interest income of $186,961 from investments in affiliated issuers) (Note 5)	$11,707,935
Total investment income	11,707,935

Expenses
Compensation of Manager (Note 2)	992,146
Investor servicing fees (Note 2)	176,127
Custodian fees (Note 2)	73,869
Trustee compensation and expenses (Note 2)	8,919
Distribution fees (Note 2)	280,616
Administrative services (Note 2)	7,569
Auditing and tax fees	108,938
Other	79,863
Total expenses	1,728,047

Expense reduction (Note 2)	(490)
Net expenses	1,727,557

Net investment income	9,980,378

Net realized loss on securities from unaffiliated issuers (Notes 1 and 3)	(6,922,584)
Net realized loss on swap contracts (Note 1)	(1,805,114)
Net realized gain on futures contracts (Note 1)	965,521
Net realized gain on written options (Note 1)	6,358,937
Net unrealized appreciation of securities in unaffiliated issuers and TBA sale commitments during the year	971,799
Net unrealized appreciation of swap contracts during the year	310,442
Net unrealized appreciation of futures contracts during the year	136,379
Net unrealized appreciation of written options during the year	4,001,112
Net gain on investments	4,016,492

Net increase in net assets resulting from operations	$13,996,870

Statement of changes in net assets

	Year ended	Year ended
	12/31/17	12/31/16
Increase (decrease) in net assets
Operations:
Net investment income	$9,980,378	$11,040,050
Net realized loss on investments	(1,403,240)	(2,203,621)
Net unrealized appreciation (depreciation) of investments	5,419,732	(3,138,391)
Net increase in net assets resulting from operations	13,996,870	5,698,038
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(6,434,702)	(7,001,185)
Class IB	(4,745,856)	(4,727,764)
Increase (decrease) from capital share transactions (Note 4)	1,160,627	(13,551,044)
Increase in capital from settlement payment	26,899	—
Total increase (decrease) in net assets	4,003,838	(19,581,955)
Net assets:
Beginning of year	247,530,755	267,112,710
End of year (including undistributed net investment income of $6,396,378 and $9,204,653, respectively)	$251,534,593	$247,530,755

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund	29

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class IA
12/31/17	$11.01	.45	.18	.63	(.51)	(.51)	—[h]	$11.13	5.90	$135,029.58		4.08	848[e]
12/31/16	11.29	.48	(.24)	.24	(.52)	(.52)	—	11.01	2.27	142,226	.58[g]	4.38[g]	974[e]
12/31/15	12.01	.44	(.57)	(.13)	(.59)	(.59)	—	11.29	(1.19)	157,239.56		3.74	868[e]
12/31/14	12.01	.54	.24	.78	(.78)	(.78)	—	12.01	6.68	185,043.58		4.51	455[e]
12/31/13	12.24	.58	(.32)	.26	(.49)	(.49)	—	12.01	2.13	202,468.59		4.82	254[f]
Class IB
12/31/17	$10.90	.42	.17	.59	(.48)	(.48)	—[h]	$11.01	5.59	$116,506.83		3.83	848[e]
12/31/16	11.18	.45	(.24)	.21	(.49)	(.49)	—	10.90	2.00	105,304	.83[g]	4.12[g]	974[e]
12/31/15	11.90	.40	(.56)	(.16)	(.56)	(.56)	—	11.18	(1.46)	109,874.81		3.49	868[e]
12/31/14	11.90	.51	.24	.75	(.75)	(.75)	—	11.90	6.46	124,149.83		4.25	455[e]
12/31/13	12.13	.54	(.31)	.23	(.46)	(.46)	—	11.90	1.87	127,828.84		4.57	254[f]

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
December 31, 2013	623%

g Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

h Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Barclays Capital, Inc. which amounted to less than $0.01 per share outstanding on November 20, 2017.

The accompanying notes are an integral part of these financial statements.

30	Putnam VT Income Fund

Notes to financial statements 12/31/17

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2017 through December 31, 2017.

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move

Putnam VT Income Fund	31

unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the

32	Putnam VT Income Fund

contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,885,724 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,058,498 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2017, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$34,760,218	$—	$34,760,218

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from income on swap contracts, interest-only securities and real estate mortgage investment conduits. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $1,608,095 to decrease undistributed net investment income, $26,901 to decrease paid-in capital and $1,634,996 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized

Putnam VT Income Fund	33

and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$3,026,507
Unrealized depreciation	(11,702,333)
Net unrealized depreciation	(8,675,826)
Undistributed ordinary income	7,128,491
Capital loss carryforward	(34,760,218)
Cost for federal income tax purposes	$335,660,064

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 30.6% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.394% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$97,578
Class IB	78,549
Total	$176,127

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $490 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $182, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$2,566,558,538	$2,571,085,518
U.S. government securities
(Long-term)	—	—
Total	$2,566,558,538	$2,571,085,518

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

34	Putnam VT Income Fund

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/17		Year ended 12/31/16		Year ended 12/31/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	418,303	$4,616,465	455,902	$5,028,694	2,609,515	$28,433,827	1,403,788	$15,307,998
Shares issued in connection with
reinvestment of distributions	599,693	6,434,702	653,096	7,001,185	446,039	4,745,856	444,757	4,727,764
	1,017,996	11,051,167	1,108,998	12,029,879	3,055,554	33,179,683	1,848,545	20,035,762
Shares repurchased	(1,798,572)	(19,806,236)	(2,122,360)	(23,485,872)	(2,134,861)	(23,263,987)	(2,019,655)	(22,130,813)
Net increase (decrease)	(780,576)	$(8,755,069)	(1,013,362)	$(11,455,993)	920,693	$9,915,696	(171,110)	$(2,095,051)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
					and fair value
Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	as of 12/31/17
Short-term investments
Putnam Short Term Investment
Fund*	$15,479,308	$97,279,494	$88,561,492	$186,961	$24,197,310
Total Short-term investments	$15,479,308	$97,279,494	$88,561,492	$186,961	$24,197,310

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$39,200,000
Purchased swap option contracts (contract amount)	$997,900,000
Written TBA commitment option contracts (contract amount)	$78,500,000
Written swap option contracts (contract amount)	$928,500,000
Futures contracts (number of contracts)	400
Centrally cleared interest rate swap contracts (notional)	$161,600,000
OTC total return swap contracts (notional)	$39,300,000
Centrally cleared total return swap contracts (notional)	$2,500,000
OTC credit default contracts (notional)	$43,100,000
Centrally cleared credit default contracts (notional)	$8,600,000

Putnam VT Income Fund	35

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts			Payables, Net assets —
	Receivables	$1,215,954	Unrealized depreciation	$4,677,188*
Interest rate contracts	Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
	appreciation	3,600,371*	Unrealized depreciation	3,884,626*
Total		$4,816,325		$8,561,814

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as
hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(6,061)	$(6,061)
Interest rate contracts	(1,170,195)	965,521	(1,799,053)	(2,003,727)
Total	$(1,170,195)	$965,521	$(1,805,114)	$(2,009,788)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as
hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(611,565)	$(611,565)
Interest rate contracts	824,380	136,379	922,007	1,882,766
Total	$824,380	$136,379	$310,442	$1,271,201

36	Putnam VT Income Fund

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Putnam VT Income Fund	37

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$77,079	$—	$—	$—	$—	$—	$—	$—	$—	$77,079
OTC Total return swap contracts*#	—	3,027	—	—	—	4,360	6,196	2,076	6,629	—	—	22,288
Centrally cleared total return
swap contracts§	—	—	2,618	—	—	—	—	—	—	—	—	2,618
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	28,724	503,943	358,927	—	324,360	—	—	1,215,954
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	58,484	—	58,484
Forward premium swap
option contracts#	458,640	—	—	171,892	—	—	36,481	375,919	—	—	45,106	1,088,038
Purchased swap options**#	574,540	—	—	599,580	—	68,582	167,690	657,825	—	—	6,282	2,074,499
Purchased options**#	—	—	—	—	—	—	—	213,372	—	—	—	213,372
Total Assets	$1,033,180	$3,027	$79,697	$771,472	$28,724	$576,885	$569,294	$1,249,192	$330,989	$58,484	$51,388	$4,752,332
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	182,346	—	—	—	—	—	—	—	—	182,346
OTC Total return swap contracts*#	913	25,467	—	4,288	—	14,589	12,340	463	1,166	—	—	59,226
Centrally cleared total return
swap contracts§	—	—	3,067	—	—	—	—	—	—	—	—	3,067
OTC Credit default contracts —
protection sold*#	85,244	—	—	—	—	1,341,392	725,352	—	1,727,079	—	12,042	3,891,109
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	10,154	—	—	—	—	—	—	—	—	10,154
Futures contracts§	—	—	—	—	—	—	—	—	—	2,953	—	2,953
Forward premium swap
option contracts#	408,209	132,178	—	103,166	—	—	79,758	344,497	—	—	57,852	1,125,660
Written swap options#	498,692	—	—	738,709	—	9,162	192,852	574,343	—	—	11,387	2,025,145
Written options#	—	—	—	—	—	—	—	183,321	—	—	—	183,321
Total Liabilities	$993,058	$157,645	$195,567	$846,163	$—	$1,365,143	$1,010,302	$1,102,624	$1,728,245	$2,953	$81,281	$7,482,981
Total Financial and Derivative
Net Assets	$40,122	$(154,618)	$(115,870)	$(74,691)	$28,724	$(788,258)	$(441,008)	$146,568	$(1,397,256)	$55,531	$(29,893)	$(2,730,649)
Total collateral received (pledged)†##	$—	$(154,618)	$—	$(74,691)	$—	$(780,403)	$(441,008)	$120,000	$(1,397,256)	$—	$—
Net amount	$40,122	$—	$(115,870)	$—	$28,724	$(7,855)	$—	$26,568	$—	$55,531	$(29,893)
Controlled collateral received (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$120,000	$—	$—	$—	$120,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$(231,516)	$—	$(110,878)	$—	$(780,403)	$(514,300)	$—	$(1,421,401)	$—	$—	$(3,058,498)

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $640,399 and $3,582,418, respectively.

38	Putnam VT Income Fund	Putnam VT Income Fund	39

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Director of Aspen Insurance Co., a New York Stock Exchange company, and Chair of the Aspen Board's Investment Committee. Trustee of the Brookings Institution.	The Rohatyn Group, an emerging-market fund complex that manages money for institutions	
Ravi Akhoury Born 1947 Trustee since 2009	Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.	RAGE Frameworks, Inc., a private software company; English Helper, Inc., a private software company	
Barbara M. Baumann Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Board member of The Denver Foundation. Former Chair and current Board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, the Children's Hospital of Colorado.	Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Jameson A. Baxter Born 1943 Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011	President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.	None	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.	Reach Out and Read of Greater New York, an organization dedicated to promoting childhood literacy; Great Lakes Science Center; College Now Greater Cleveland	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, served as the 10th President of Vassar College. Prior to 2006, was Provost of Williams College.	Director of Yale-NUS College; Alumni Fellow to the Yale Corporation	
Dr. Paul L. Joskow Born 1947 Trustee since 1997	Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Until 2017, President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education issues related to science, technology, and economic performance. Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT. Prior to 1998, served as Head of the Department of Economics at MIT.	Yale University; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services	
Kenneth R. Leibler Born 1949 Trustee since 2006 and Vice Chair since 2016	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the trading of derivative securities. Vice Chairman Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston, Massachusetts. Director of Beth Israel Deaconess Care Organization. Until November 2010, director of Ruder Finn Group, a global communications and advertising firm.	Eversource Corporation, which operates New England's largest energy delivery system	
Robert E. Patterson Born 1945 Trustee since 1984	Co-Chairman of Cabot Properties, Inc., a private equity firm investing in commercial real estate, and Chairman or Co-Chairman of the Investment Committees for various Cabot Funds. Past Chairman and Trustee of the Joslin Diabetes Center.	None

40	Putnam VT Income Fund

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2017, there were 106 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Michael J. Higgins (Born 1976)	Mark C. Trenchard (Born 1962)
Executive Vice President, Principal Executive	Vice President, Treasurer, and Clerk	Vice President and BSA Compliance Officer
Officer, and Compliance Liaison	Since 2010	Since 2002
Since 2004		Director of Operational Compliance,
	Janet C. Smith (Born 1965)	Putnam Investments and Putnam
Robert T. Burns (Born 1961)	Vice President, Principal Financial Officer,	Retail Management
Vice President and Chief Legal Officer	Principal Accounting Officer, and Assistant
Since 2011	Treasurer	Nancy E. Florek (Born 1957)
General Counsel, Putnam Investments, Putnam	Since 2007	Vice President, Director of Proxy Voting and
Management, and Putnam Retail Management	Head of Fund Administration Services,	Corporate Governance, Assistant Clerk, and
	Putnam Investments and Putnam Management	Assistant Treasurer
James F. Clark (Born 1974)		Since 2000
Vice President and Chief Compliance Officer	Susan G. Malloy (Born 1957)
Since 2016	Vice President and Assistant Treasurer	Denere P. Poulack (Born 1968)
Chief Compliance Officer, Putnam Investments	Since 2007	Assistant Vice President, Assistant Clerk,
and Putnam Management	Head of Accounting, Middle Office, & Control	and Assistant Treasurer
	Services, Putnam Investments and	Since 2004
Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is One Post Office Square, Boston, MA 02109.

Putnam VT Income Fund	41

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Kenneth R. Leibler, Vice Chair
Boston, MA 02109	P.O. Box 8383	Liaquat Ahamed
	Boston, MA 02266-8383	Ravi Akhoury
Investment Sub-Advisor	1-800-225-1581	Barbara M. Baumann
Putnam Investments Limited		Katinka Domotorffy
16 St James’s Street	Custodian	Catharine Bond Hill
London, England SW1A 1ER	State Street Bank and Trust Company	Paul L. Joskow
Robert E. Patterson
Marketing Services	Legal Counsel	George Putnam, III
Putnam Retail Management	Ropes & Gray LLP	Robert L. Reynolds
One Post Office Square		Manoj P. Singh
Boston, MA 02109	Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

This report has been prepared for the shareholders	H512
of Putnam VT Income Fund.	VTAN035 309482 2/18

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2017	$102,156	$ —	$6,347	$340
December 31, 2016	$116,107	$ —	$6,223	$ —

For the fiscal years ended December 31, 2017 and December 31, 2016, the fund's independent auditor billed aggregate non-audit fees in the amounts of $389,218 and $565,976 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of fund profitability

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2017	$ —	$382,530	$ —	$ —
December 31, 2016	$ —	$559,753	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 27, 2018